UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Dividend ETF
NUDV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$26,947,020

Total number of portfolio holdings	124

Portfolio turnover (%)	35%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P813_SAR_0425 4477250

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Emerging Markets Equity ETF
NUEM/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$300,866,077

Total number of portfolio holdings	187

Portfolio turnover (%)	35%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P888_SAR_0425 4477370

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG International Developed Markets Equity ETF
NUDM/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$527,301,346

Total number of portfolio holdings	151

Portfolio turnover (%)	31%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P805_SAR_0425 4477471

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Large‑Cap ETF
NULC/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$41,872,449

Total number of portfolio holdings	119

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P862_SAR_0425 4477612

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Large‑Cap Growth ETF
NULG/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,414,747,246

Total number of portfolio holdings	73

Portfolio turnover (%)	27%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P201_SAR_0425 4477692

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Large‑Cap Value ETF
NULV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,598,279,882

Total number of portfolio holdings	111

Portfolio turnover (%)	30%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P300_SAR_0425 4477794

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Mid‑Cap Growth ETF
NUMG/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$384,471,858

Total number of portfolio holdings	43

Portfolio turnover (%)	49%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P409_SAR_0425 4477919

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Mid‑Cap Value ETF
NUMV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$352,000,736

Total number of portfolio holdings	100

Portfolio turnover (%)	35%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P508_SAR_0425 4478039

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen ESG Small‑Cap ETF
NUSC/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,058,918,154

Total number of portfolio holdings	466

Portfolio turnover (%)	26%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P607_SAR_0425 4478138

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Dividend Growth ETF
NDVG/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$32	0.64%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$11,699,045

Total number of portfolio holdings	42

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P821_SAR_0425 4478235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Growth Opportunities ETF
NUGO/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,551,179,912

Total number of portfolio holdings	44

Portfolio turnover (%)	19%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P797_SAR_0425 4478345

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Select ETF
NSCS/NYSE Arca
(The Fund is scheduled to liquidate on or after July 1, 2025.)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Small Cap Select ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Small Cap Select ETF	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,214,271

Total number of portfolio holdings	78

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P839_SAR_0425 4478447

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Winslow Large‑Cap Growth ESG ETF
NWLG/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Winslow Large‑Cap Growth ESG ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large‑Cap Growth ESG ETF	$32	0.64%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$8,934,306

Total number of portfolio holdings	44

Portfolio turnover (%)	60%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P847_SAR_0425 4478543

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Portfolio of Investments April 30, 2025

NUDV

(Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS - 99.7%

	COMMON STOCKS - 99.7%

	COMMUNICATION SERVICES - 3.8%

11,947	Comcast Corp, Class A	$408,587

1,997	Interpublic Group of Cos Inc/The	50,164

1,055	Omnicom Group Inc	80,349

11,012	Verizon Communications Inc	485,189
	TOTAL COMMUNICATION SERVICES	1,024,289

	CONSUMER DISCRETIONARY - 5.1%

1,086	Best Buy Co Inc	72,425

313	Dick’s Sporting Goods Inc	58,763

743	Genuine Parts Co	87,340

1,425	Home Depot Inc/The	513,698

1,395	LKQ Corp	53,303

1,741	Lowe’s Cos Inc	389,218

203	Pool Corp	59,507

2,872	Tractor Supply Co	145,381
	TOTAL CONSUMER DISCRETIONARY	1,379,635

	CONSUMER STAPLES - 10.0%

2,556	Archer-Daniels-Midland Co	122,049

746	Bunge Global SA	58,725

662	Clorox Co/The	94,203

7,417	Coca-Cola Co/The	538,103

2,556	Conagra Brands Inc	63,159

1,078	General Mills Inc	61,166

573	J M Smucker Co/The	66,623

1,481	Kellanova	122,582

10,286	Kenvue Inc	242,749

1,792	Kimberly-Clark Corp	236,150

4,858	Kraft Heinz Co/The	141,368

1,354	McCormick & Co Inc/MD	103,798

3,441	Procter & Gamble Co/The	559,403

2,458	Target Corp	237,689

1,038	The Campbell’s Company	37,845
	TOTAL CONSUMER STAPLES	2,685,612

	ENERGY - 2.1%

5,301	Baker Hughes Co	187,655

4,732	Halliburton Co	93,788

3,322	ONEOK Inc	272,936
	TOTAL ENERGY	554,379

	FINANCIALS - 23.7%

2,833	Aflac Inc	307,890

1,421	Allstate Corp/The	281,912

3,016	Annaly Capital Management Inc	59,114

276	Assurant Inc	53,196

11,403	Bank of America Corp	454,752

3,839	Bank of New York Mellon Corp/The	308,694

5,278	Citigroup Inc	360,910

2,373	Citizens Financial Group Inc	87,540

1,347	Discover Financial Services	246,056

1,679	Equitable Holdings Inc	83,027

2,893	Fidelity National Information Services Inc	228,200

704	Goldman Sachs Group Inc/The	385,475

1,555	Hartford Insurance Group Inc/The	190,752

7,781	Huntington Bancshares Inc/OH	113,058

394	Jack Henry & Associates Inc	68,331

1,826	Marsh & McLennan Cos Inc	411,708

3,155	MetLife Inc	237,792

3,214	Morgan Stanley	370,960

2,044	PNC Financial Services Group Inc/The	328,450

1,224	Principal Financial Group Inc	90,760

4	See Notes to Financial Statements

SHARES	DESCRIPTION	VALUE

	FINANCIALS (continued)

1,905	Prudential Financial Inc	$195,663

1,042	Raymond James Financial Inc	142,796

4,866	Regions Financial Corp	99,315

1,573	State Street Corp	138,581

2,084	Synchrony Financial	108,264

1,193	T Rowe Price Group Inc	105,640

1,216	Travelers Cos Inc/The	321,182

7,122	Truist Financial Corp	273,057

8,364	US Bancorp	337,404
	TOTAL FINANCIALS	6,390,479

	HEALTH CARE - 15.8%

2,784	AbbVie Inc	543,158

1,521	Amgen Inc	442,489

7,716	Bristol-Myers Squibb Co	387,343

1,299	Cardinal Health Inc	183,536

547	Cigna Group/The	186,002

1,065	Elevance Health Inc	447,918

4,096	Gilead Sciences Inc	436,388

644	Humana Inc	168,883

5,685	Merck & Co Inc	484,362

17,118	Pfizer Inc	417,850

599	Quest Diagnostics Inc	106,754

2,022	Royalty Pharma PLC	66,362

2,420	Zoetis Inc	378,488
	TOTAL HEALTH CARE	4,249,533

	INDUSTRIALS - 17.3%

2,707	3M Co	376,029

464	Allegion plc	64,589

1,382	Automatic Data Processing Inc	415,429

624	Broadridge Financial Solutions Inc	151,258

4,335	Carrier Global Corp	271,111

1,276	Caterpillar Inc	394,629

635	CH Robinson Worldwide Inc	56,655

4,682	CNH Industrial NV	54,171

10,358	CSX Corp	290,749

737	Cummins Inc	216,560

859	Deere & Co	398,198

1,074	Ferguson Enterprises Inc	182,215

664	Fortune Brands Innovations Inc	35,736

903	Graco Inc	73,694

286	Hubbell Inc	103,869

404	IDEX Corp	70,284

1,535	Illinois Tool Works Inc	368,262

3,555	Johnson Controls International plc	298,264

460	Owens Corning	66,889

1,737	Paychex Inc	255,547

603	Rockwell Automation Inc	149,351

1,758	Union Pacific Corp	379,130
	TOTAL INDUSTRIALS	4,672,619

	INFORMATION TECHNOLOGY - 7.3%

1,265	Accenture PLC, Class A	378,425

7,074	Hewlett Packard Enterprise Co	114,740

5,023	HP Inc	128,438

1,866	International Business Machines Corp	451,236

1,776	Juniper Networks Inc	64,505

1,086	NetApp Inc	97,469

1,362	NXP Semiconductors NV	251,030

1,139	Seagate Technology Holdings PLC	103,683

2,424	Texas Instruments Inc	387,961
	TOTAL INFORMATION TECHNOLOGY	1,977,487

See Notes to Financial Statements	5

Portfolio of Investments April 30, 2025 (continued)

NUDV

SHARES	DESCRIPTION	VALUE

	MATERIALS - 3.5%

433	Avery Dennison Corp	$74,091

1,599	Ball Corp	83,052

1,373	International Flavors & Fragrances Inc	107,726

2,679	International Paper Co	122,377

6,112	Newmont Corp	321,980

1,242	PPG Industries Inc	135,204

778	Steel Dynamics Inc	100,914
	TOTAL MATERIALS	945,344

	REAL ESTATE - 7.3%

2,154	American Tower Corp	485,533

803	BXP Inc	51,175

439	Equinix Inc	377,869

3,740	Healthpeak Properties Inc	66,722

1,574	Iron Mountain Inc	141,141

3,473	Prologis Inc	354,941

922	Regency Centers Corp	66,550

2,721	Welltower Inc	415,197
	TOTAL REAL ESTATE	1,959,128

	UTILITIES - 3.8%

835	Atmos Energy Corp	134,126

1,863	Consolidated Edison Inc	210,053

1,398	Essential Utilities Inc	57,500

1,956	Eversource Energy	116,343

5,393	Exelon Corp	252,932

3,395	Sempra	252,146
	TOTAL UTILITIES	1,023,100
	TOTAL COMMON STOCKS (Cost $27,068,990)	26,861,605
	TOTAL LONG-TERM INVESTMENTS (Cost $27,068,990)	26,861,605
	OTHER ASSETS & LIABILITIES, NET - 0.3%	85,415
	NET ASSETS - 100%	$26,947,020

6	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUEM

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 100.2%

		COMMON STOCKS - 100.2%

		COMMUNICATION SERVICES - 11.6%

25,500		Autohome Inc, ADR	$695,640

190,209		Bharti Airtel Ltd	4,197,786

89,384	(a)	Bilibili Inc	1,575,663

13,569		CD Projekt SA	839,881

209,948	(a)	China Ruyi Holdings Ltd	55,230

278,098		Chunghwa Telecom Co Ltd	1,126,026

23,128		Hellenic Telecommunications Organization SA	439,582

27,263		Info Edge India Ltd	2,281,336

21,000		International Games System Co Ltd	546,290

101,230	(a)	Kanzhun Ltd, ADR	1,548,819

82,562		Kingsoft Corp Ltd	410,963

615,908	(a),(b)	Kuaishou Technology	4,098,270

750,229		Mobile Telecommunications Co KSCP	1,158,154

30,617		NAVER Corp	4,318,472

245,389		NetEase Inc	5,284,532

307,306		Ooredoo QPSC	1,093,844

94,838		Saudi Telecom Co	1,203,521

20,151		SK Telecom Co Ltd	769,750

10,717,378		Telkom Indonesia Persero Tbk PT	1,704,450

110,400		Tencent Music Entertainment Group, ADR	1,481,568
		TOTAL COMMUNICATION SERVICES	34,829,777

		CONSUMER DISCRETIONARY - 13.9%

83,749	(a),(b)	Allegro.eu SA	733,725

122,301		BYD Co Ltd	5,838,502

4,220		BYD Co Ltd, Class A	204,867

700,500	(b)	Central Retail Corp PCL	496,987

44,083		China Tourism Group Duty Free Corp Ltd, Class A	384,269

761,853	(c)	Chow Tai Fook Jewellery Group Ltd	1,019,773

16,897		Coway Co Ltd	1,042,467

50,116		Eicher Motors Ltd	3,302,360

148,710		Empresas Copec SA	1,010,670

460	(a),(d)	FF Group	5

83,756,426	(a)	GoTo Gojek Tokopedia Tbk PT	428,873

145,401		Great Wall Motor Co Ltd	208,501

47,100		Great Wall Motor Co Ltd, Class A	146,224

128,057		Haier Smart Home Co Ltd	372,379

19,020		Hero MotoCorp Ltd	861,670

5,380		Indian Hotels Co Ltd/The	50,161

232,356		JD.com Inc, Class A	3,832,299

40,699		LG Electronics Inc	2,044,255

97,181	(a)	Li Auto Inc, Class A	1,193,662

160		LPP SA	654,849

122,435		Mahindra & Mahindra Ltd	4,244,457

362,688	(a),(b)	Meituan, Class B	6,094,143

13,769		Naspers Ltd	3,620,393

354,204		PTT Oil & Retail Business PCL	153,748

46,910		Trent Ltd	2,872,055

73,779		Vipshop Holdings Ltd, ADR	1,004,870
		TOTAL CONSUMER DISCRETIONARY	41,816,164

		CONSUMER STAPLES - 5.1%

446,646	(a),(c)	Alibaba Health Information Technology Ltd	290,288

26,402		Cencosud SA	89,441

113,434		Hindustan Unilever Ltd	3,144,673

770,972	(b),(c)	Nongfu Spring Co Ltd	3,559,235

493,372		Raia Drogasil SA	1,728,989

59,326		Tata Consumer Products Ltd	818,646

133,000		Uni-President Enterprises Corp	319,370

136,161		Varun Beverages Ltd	841,862

See Notes to Financial Statements	7

Portfolio of Investments April 30, 2025 (continued)

NUEM

SHARES		DESCRIPTION	VALUE

		CONSUMER STAPLES (continued)

1,461,661		Wal-Mart de Mexico SAB de CV	$4,640,727
		TOTAL CONSUMER STAPLES	15,433,231

		ENERGY - 1.4%

494,090		COSCO SHIPPING Energy Transportation Co Ltd	392,484

79,800		COSCO SHIPPING Energy Transportation Co Ltd, Class A	112,900

227,959		Qatar Fuel QSC	939,133

17,073		S-Oil Corp	624,549

369,645		Turkiye Petrol Rafinerileri AS	1,198,519

276,872		Ultrapar Participacoes SA	871,980
		TOTAL ENERGY	4,139,565

		FINANCIALS - 24.6%

18,693		Abu Dhabi Commercial Bank PJSC	59,239

78,228		Abu Dhabi Islamic Bank PJSC	389,750

7,332,967		Agricultural Bank of China Ltd	4,482,219

452,964		Agricultural Bank of China Ltd, Class A	337,549

159,437		Al Rajhi Bank	4,140,117

1,800,974		B3 SA - Brasil Bolsa Balcao	4,291,366

13,978		Bancolombia SA	143,620

6,253,658		Bank of China Ltd	3,499,926

2,632		Capitec Bank Holdings Ltd	486,905

1,447,010		Cathay Financial Holding Co Ltd	2,646,721

7,920,499		China Construction Bank Corp	6,516,407

189,298		China Construction Bank Corp, Class A	235,803

819,244		China Merchants Bank Co Ltd	4,484,623

47,438		China Merchants Bank Co Ltd, Class A	265,719

786,700		China Minsheng Banking Corp Ltd, Class A	430,494

261,801		China Pacific Insurance Group Co Ltd	712,342

262,518		CITIC Securities Co Ltd	652,004

276,100		CITIC Securities Co Ltd, Class A	952,069

365,881		Commercial International Bank - Egypt (CIB)	583,292

3,899		Credicorp Ltd	788,339

3,784,652		CTBC Financial Holding Co Ltd	4,650,496

53,000		First Financial Holding Co Ltd	42,091

838,005		FirstRand Ltd	3,271,175

1,651,272		Fubon Financial Holding Co Ltd	4,352,383

294,009		HDFC Bank Ltd	6,699,126

15,329		Huatai Securities Co Ltd, Class A	33,827

17,248	(b)	ICICI Prudential Life Insurance Co Ltd	125,424

7,953,348		Industrial & Commercial Bank of China Ltd	5,456,280

143,880		Industrial & Commercial Bank of China Ltd, Class A	138,673

475,704		Industrial Bank Co Ltd, Class A	1,365,003

34,433		KB Financial Group Inc	2,184,915

174,285		Malayan Banking Bhd	403,501

466,817		Ping An Insurance Group Co of China Ltd	2,805,224

87,124	(b)	Postal Savings Bank of China Co Ltd	53,703

607,900		Postal Savings Bank of China Co Ltd, Class A	427,934

1,615,736		Public Bank Bhd	1,673,775

3,411		Santander Bank Polska SA	523,249

28,793		Shinhan Financial Group Co Ltd	1,041,126

27,509		Standard Bank Group Ltd	342,579

587,870		Union Bank of India Ltd	875,225

102,028		Yapi ve Kredi Bankasi AS	60,379

1,460,000		Yuanta Financial Holding Co Ltd	1,419,692
		TOTAL FINANCIALS	74,044,284

		HEALTH CARE - 3.2%

119,400		Bangkok Dusit Medical Services PCL	84,711

31,254	(a)	BeiGene Ltd	636,792

31,600		Beijing Tong Ren Tang Co Ltd, Class A	158,365

56,800		Chongqing Zhifei Biological Products Co Ltd, Class A	147,131

12,426		Cipla Ltd/India	227,991

15,837		Dr Sulaiman Al Habib Medical Services Group Co	1,209,234

8	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE (continued)

800,159		IHH Healthcare Bhd	$1,283,221

25,789	(a),(b)	Innovent Biologics Inc	178,751

145,200		Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A	1,020,145

34,678		Richter Gedeon Nyrt	1,052,700

5,200		Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A	157,047

762,311		Sino Biopharmaceutical Ltd	384,365

17,778	(b)	WuXi AppTec Co Ltd	137,897

266,926	(a),(b)	Wuxi Biologics Cayman Inc	784,803

20,673		Yuhan Corp	1,655,004

13,940		Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A	393,541
		TOTAL HEALTH CARE	9,511,698

		INDUSTRIALS - 9.3%

12,601		ABB India Ltd	823,697

1,632,448		Airports of Thailand PCL	1,869,215

915,023		Bharat Electronics Ltd	3,401,941

16,278		Bidvest Group Ltd	205,550

65,861		Contemporary Amperex Technology Co Ltd, Class A	2,096,302

17,495		Doosan Bobcat Inc	603,064

804,650	(a)	GMR Airports Ltd	830,425

6,876		Havells India Ltd	130,303

3,764		HD Hyundai Electric Co Ltd	814,231

34,500		Kuang-Chi Technologies Co Ltd, Class A	200,173

25,366		LG Corp	1,188,446

7,836	(a)	LG Energy Solution Ltd	1,788,802

5,739		LS Electric Co Ltd	821,587

40,991		Metlen Energy & Metals SA	1,938,417

11,899		POSCO Future M Co Ltd	1,045,505

465,563		Rumo SA	1,595,351

109,872		SF Holding Co Ltd, Class A	657,431

11,148		Shanghai M&G Stationery Inc, Class A	45,094

31,200		Shenzhen Inovance Technology Co Ltd, Class A	307,101

29,189	(a)	SK Square Co Ltd	1,825,468

83,616		SM Investments Corp	1,302,407

13,159		Sociedad Quimica y Minera de Chile SA, Class B	448,535

1,201,350	(a)	Suzlon Energy Ltd	802,002

80,056	(a)	Turk Hava Yollari AO	591,681

88,760		Voltas Ltd	1,298,667

8,000		Voltronic Power Technology Corp	375,199

340,074		Weichai Power Co Ltd	666,580

155,800		Weichai Power Co Ltd, Class A	325,601
		TOTAL INDUSTRIALS	27,998,775

		INFORMATION TECHNOLOGY - 18.1%

1,110,898		Acer Inc	1,212,217

402,000		Delta Electronics Inc	4,191,821

231,740		HCL Technologies Ltd	4,299,672

260,694		Infosys Ltd	4,628,903

371,086	(a)	Kingdee International Software Group Co Ltd	630,703

2,702,975		Lenovo Group Ltd	3,133,551

1,058,124		Taiwan Semiconductor Manufacturing Co Ltd	30,040,228

206,900		TOTVS SA	1,374,850

3,463,000		United Microelectronics Corp	4,894,088
		TOTAL INFORMATION TECHNOLOGY	54,406,033

		MATERIALS - 7.9%

1,978,220	(a)	Amman Mineral Internasional PT	849,085

7,216		Anglo American Platinum Ltd	247,895

20,963		APL Apollo Tubes Ltd	401,922

76,453		Asian Paints Ltd	2,195,121

2,367,135		Cemex SAB de CV	1,463,210

90,200		China Jushi Co Ltd, Class A	145,472

520,958		Gerdau SA	1,379,369

83,333		Gold Fields Ltd	1,876,647

See Notes to Financial Statements	9

Portfolio of Investments April 30, 2025 (continued)

NUEM

SHARES		DESCRIPTION			VALUE

		MATERIALS (continued)

16,450		Klabin SA			$53,841

1,281		Korea Zinc Co Ltd			719,126

18,881		LG Chem Ltd			2,869,009

5,446		PI Industries Ltd			234,655

58,463		Pidilite Industries Ltd			2,099,468

749,423		Press Metal Aluminium Holdings Bhd			851,025

30,365		SABIC Agri-Nutrients Co			799,015

350,380	(a)	Saudi Arabian Mining Co			4,773,366

70,582		Saudi Basic Industries Corp			1,147,858

7,243		SKC Co Ltd			520,232

23,401		Supreme Industries Ltd			980,261

51,100		Western Mining Co Ltd, Class A			108,057
		TOTAL MATERIALS			23,714,634

		REAL ESTATE - 1.9%

1,473,865		Aldar Properties PJSC			3,314,446

114,832	(b)	Macrotech Developers Ltd			1,806,811

29,154		Phoenix Mills Ltd/The			574,392
		TOTAL REAL ESTATE			5,695,649

		UTILITIES - 3.2%

558,900		China Yangtze Power Co Ltd, Class A			2,266,891

55,800		Engie Brasil Energia SA			409,723

302,694		ENN Energy Holdings Ltd			2,402,519

79,789		Interconexion Electrica SA ESP			411,792

91,400		Manila Electric Co			932,737

743,516		Power Grid Corp of India Ltd			2,705,775

212,152		Tenaga Nasional Bhd			681,443
		TOTAL UTILITIES			9,810,880
		TOTAL COMMON STOCKS (Cost $265,191,951)			301,400,690
		TOTAL LONG-TERM INVESTMENTS (Cost $265,191,951)			301,400,690

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%

3,438,472	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%	(f)	$3,438,472
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $3,438,472)			3,438,472
		TOTAL INVESTMENTS - 101.3% (Cost $268,630,423)			304,839,162
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(3,973,085)
		NET ASSETS - 100%			$300,866,077

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $18,069,748 or 5.9% of Total Investments.

(c)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,319,675.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)

The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(f)	The rate shown is the one-day yield as of the end of the reporting period.

10	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUDM

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.2%

		COMMON STOCKS - 99.2%

		COMMUNICATION SERVICES - 5.4%

19,628		CAR Group Ltd	$418,339

1,131,384		HKT Trust & HKT Ltd	1,610,698

105,434		KDDI Corp	1,865,274

175,637		Orange SA	2,552,596

23,209		Publicis Groupe SA	2,354,934

6,866		REA Group Ltd	1,090,524

5,111,720		SoftBank Corp	7,737,103

127,805		SoftBank Group Corp	6,418,922

80,499		Telenor ASA	1,212,537

100,359		Universal Music Group NV	2,949,051

351,223		Vodafone Group PLC	343,684

10,167		WPP PLC	78,248
		TOTAL COMMUNICATION SERVICES	28,631,910

		CONSUMER DISCRETIONARY - 12.4%

93,740		Amadeus IT Group SA	7,371,755

14,600		Asics Corp	315,665

169,400		Bridgestone Corp	7,114,943

199,060		Cie Generale des Etablissements Michelin SCA	7,279,482

51,998		Compass Group PLC	1,748,848

6,333		D’ieteren Group	1,264,872

4,085		Fast Retailing Co Ltd	1,345,438

91,684		H & M Hennes & Mauritz AB	1,331,309

349		Hermes International SCA	948,572

49,269		Industria de Diseno Textil SA	2,645,751

166,600		Isuzu Motors Ltd	2,250,104

188,360		JD Sports Fashion PLC	197,702

22,081		Kering SA	4,476,441

169,065		Oriental Land Co Ltd/Japan	3,594,883

583,864		Panasonic Holdings Corp	6,717,056

18,856		Prosus NV	877,210

30,974		Puma SE	794,684

54,100	(a)	Rakuten Group Inc	318,403

32,400		Sekisui House Ltd	744,128

441,185		Sony Group Corp	11,663,689

274,300		Yamaha Motor Co Ltd	2,157,632
		TOTAL CONSUMER DISCRETIONARY	65,158,567

		CONSUMER STAPLES - 9.4%

239,294		Ajinomoto Co Inc	4,891,905

24,209		Associated British Foods PLC	667,415

1,058		Barry Callebaut AG	954,035

21,629		Coca-Cola Europacific Partners PLC	1,962,615

1,959		Coca-Cola HBC AG	102,049

107,043		Danone SA	9,242,908

2,750		Kerry Group PLC, Class A	291,506

186,200		Kikkoman Corp	1,821,664

70,695		Mowi ASA	1,295,968

73,700		Orkla ASA	821,578

105,347		Reckitt Benckiser Group PLC	6,807,656

1,536,817		Tesco PLC	7,609,468

166,386		Unilever PLC	10,576,502

567,724		Wilmar International Ltd	1,330,501

68,785		Woolworths Group Ltd	1,389,458
		TOTAL CONSUMER STAPLES	49,765,228

		ENERGY - 0.3%

126,770		Neste Oyj	1,319,434
		TOTAL ENERGY	1,319,434

See Notes to Financial Statements	11

Portfolio of Investments April 30, 2025 (continued)

NUDM

SHARES		DESCRIPTION	VALUE

		FINANCIALS - 25.5%

152,550		3i Group PLC	$8,627,255

19,245		Allianz SE	7,965,334

419,954		ANZ Group Holdings Ltd	8,023,589

178,827	(a)	AXA SA	8,450,424

587,572		Banco Santander SA	4,129,101

8,943	(a)	Banque Cantonale Vaudoise	1,103,523

221,071		Barclays PLC	876,406

70,079		Credit Agricole SA	1,313,633

186,271		Deutsche Bank AG	4,865,872

191,413		DNB Bank ASA	4,777,042

12,359		Eurazeo SE	901,953

217,856		Generali	7,959,409

25,275		Gjensidige Forsikring ASA	591,296

104,310		Hong Kong Exchanges & Clearing Ltd	4,584,168

73,778		Insurance Australia Group Ltd	387,567

1,802,893		Intesa Sanpaolo SpA	9,595,481

20,648		KBC Group NV	1,902,611

9,880,277		Lloyds Banking Group PLC	9,670,839

42,782		Mediobanca Banca di Credito Finanziario SpA	874,655

292,963		Mizuho Financial Group Inc	7,352,829

43,864		NN Group NV	2,687,586

145,582		QBE Insurance Group Ltd	2,011,118

65,000		Sompo Holdings Inc	2,116,692

261,864		Standard Chartered PLC	3,763,550

106,300		Sumitomo Mitsui Financial Group Inc	2,533,791

431,926		Svenska Handelsbanken AB	5,658,312

231,762		Swedbank AB	5,764,674

214,230		Tokio Marine Holdings Inc	8,572,805

244,784		UBS Group AG	7,414,267
		TOTAL FINANCIALS	134,475,782

		HEALTH CARE - 10.9%

1,793	(a)	Argenx SE	1,157,695

321,023		Astellas Pharma Inc	3,212,706

2,000		Chugai Pharmaceutical Co Ltd	115,241

33,925		CSL Ltd	5,451,244

176,678		Daiichi Sankyo Co Ltd	4,513,563

29,465		EssilorLuxottica SA	8,464,028

20,908	(a)	Hoya Corp	2,459,592

3,667		Lonza Group AG	2,626,585

32,294		Merck KGaA	4,474,978

3,701	(a),(b)	NMC Health PLC	–

118,952		Novartis AG	13,576,523

141,063		Novo Nordisk A/S, Class B	9,348,409

7,812		Sartorius AG	2,016,716
		TOTAL HEALTH CARE	57,417,280

		INDUSTRIALS - 18.8%

145,831		ABB Ltd	7,664,668

5,826		ACS Actividades de Construccion y Servicios SA	364,895

38,055		AerCap Holdings NV	4,033,830

65,768		Alstom SA	1,586,446

218,372		Auckland International Airport Ltd	974,539

56,011	(a)	Bouygues SA	2,464,051

410,728		Brambles Ltd	5,392,732

98,234		Bunzl PLC	3,083,467

156,563		Computershare Ltd	4,079,191

111,730		Dai Nippon Printing Co Ltd	1,559,552

29,227		DCC PLC	1,907,424

20,394		Eiffage SA	2,776,153

685,332	(a)	Grab Holdings Ltd	3,344,420

432,051		Keppel Ltd	2,170,678

138,611		Komatsu Ltd	3,985,163

11,897		Kone Oyj, Class B	737,054

12	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDUSTRIALS (continued)

391,035		Mitsubishi Electric Corp	$7,567,668

459,514		MTR Corp Ltd	1,588,066

177,788		Nibe Industrier AB	751,713

175,300		Obayashi Corp	2,724,008

55,900		Recruit Holdings Co Ltd	3,112,435

137,699		RELX PLC	7,480,223

33,640		Rexel SA	932,681

38,901		Schneider Electric SE	9,029,879

2,700		Secom Co Ltd	99,338

85,100		SG Holdings Co Ltd	897,595

19,343		SGS SA	1,900,051

33,932		Siemens AG	7,789,664

101,876		Smiths Group PLC	2,536,456

120,089		Swire Pacific Ltd	1,039,108

423,156		Transurban Group	3,820,363

945	(c)	VAT Group AG	338,441

124,483		Vestas Wind Systems A/S	1,654,477
		TOTAL INDUSTRIALS	99,386,429

		INFORMATION TECHNOLOGY - 7.0%

17,771		ASML Holding NV	11,767,202

45,108		Infineon Technologies AG	1,481,380

45,030		Logitech International SA	3,399,648

156,500		Ricoh Co Ltd	1,652,335

52,983		SAP SE	15,376,333

9,232		Temenos AG	662,839

15,900		Tokyo Electron Ltd	2,365,939
		TOTAL INFORMATION TECHNOLOGY	36,705,676

		MATERIALS - 4.8%

106,940		Antofagasta PLC	2,332,577

80,833		Boliden AB	2,481,586

16,511	(a)	Covestro AG	1,114,873

39,150		Croda International PLC	1,543,158

283,394		Fortescue Ltd	2,935,720

1,653		Givaudan SA	8,010,035

417,376		Norsk Hydro ASA	2,197,574

75,715		SIG Group AG	1,465,927

2,568		Sika AG	643,133

44,471		Sumitomo Metal Mining Co Ltd	991,743

21,855		Syensqo SA	1,555,712
		TOTAL MATERIALS	25,272,038

		REAL ESTATE - 1.6%

568,000		CapitaLand Investment Ltd/Singapore	1,196,293

140,361		Goodman Group	2,692,497

176,600		Mitsubishi Estate Co Ltd	3,101,395

1,206,127		Sino Land Co Ltd	1,241,169
		TOTAL REAL ESTATE	8,231,354

		UTILITIES - 3.1%

476,851		EDP SA	1,884,204

287,195		Iberdrola SA	5,189,221

168,737		Meridian Energy Ltd	548,751

510,093		National Grid PLC	7,378,828

20,250		Verbund AG	1,558,401
		TOTAL UTILITIES	16,559,405
		TOTAL COMMON STOCKS (Cost $439,016,883)	522,923,103
		TOTAL LONG-TERM INVESTMENTS (Cost $439,016,883)	522,923,103
		OTHER ASSETS & LIABILITIES, NET - 0.8%	4,378,243
		NET ASSETS - 100%	$527,301,346

See Notes to Financial Statements	13

Portfolio of Investments April 30, 2025 (continued)

NUDM

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	For fair value measurement disclosure purposes, investment classified as Level 3.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $338,441 or 0.1% of Total Investments.

14	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NULC

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.8%

		COMMON STOCKS - 99.8%

		COMMUNICATION SERVICES - 7.1%

7,451		Alphabet Inc, Class A	$1,183,219

4,757		Alphabet Inc, Class C	765,354

5,125		Comcast Corp, Class A	175,275

1,873		Fox Corp, Class A	93,256

1,191		Fox Corp, Class B	55,072

1,779	(a)	Liberty Media Corp-Liberty Formula One, Class C	157,744

1,360	(a)	Live Nation Entertainment Inc	180,132

8,212		Verizon Communications Inc	361,821
		TOTAL COMMUNICATION SERVICES	2,971,873

		CONSUMER DISCRETIONARY - 10.6%

1,979	(a)	Aptiv PLC	112,922

82		Booking Holdings Inc	418,141

983	(a)	Carvana Co	240,196

4,309	(a)	Chipotle Mexican Grill Inc	217,691

833	(a)	Deckers Outdoor Corp	92,321

2,962	(a)	DoorDash Inc, Class A	571,340

1,294	(a)	Garmin Ltd	241,810

9,286		General Motors Co	420,099

227		Home Depot Inc/The	81,831

557		Lowe’s Cos Inc	124,523

948		McDonald’s Corp	303,028

308	(a)	MercadoLibre Inc	717,902

6,441	(a)	Rivian Automotive Inc, Class A	87,984

164		Royal Caribbean Cruises Ltd	35,245

4,824		TJX Cos Inc/The	620,752

1,044		Williams-Sonoma Inc	161,267
		TOTAL CONSUMER DISCRETIONARY	4,447,052

		CONSUMER STAPLES - 5.7%

11,652		Coca-Cola Co/The	845,353

2,337		Kellanova	193,434

2,071		PepsiCo Inc	280,786

4,162		Procter & Gamble Co/The	676,616

3,836		Target Corp	370,941
		TOTAL CONSUMER STAPLES	2,367,130

		ENERGY - 2.8%

8,362		Baker Hughes Co	296,015

1,892		Cheniere Energy Inc	437,260

5,228		ONEOK Inc	429,532
		TOTAL ENERGY	1,162,807

		FINANCIALS - 16.8%

4,445		Aflac Inc	483,083

418		American Express Co	111,359

1,474		Arch Capital Group Ltd	133,662

5,750		Bank of America Corp	229,310

880		Cboe Global Markets Inc	195,184

8,301		Citigroup Inc	567,622

174		Goldman Sachs Group Inc/The	95,274

183		LPL Financial Holdings Inc	58,522

2,875		Marsh & McLennan Cos Inc	648,226

1,689		Mastercard Inc	925,673

832		Moody’s Corp	376,996

5,046		Morgan Stanley	582,409

708		PNC Financial Services Group Inc/The	113,769

1,310		S&P Global Inc	655,065

853		Travelers Cos Inc/The	225,303

1,989		Truist Financial Corp	76,258

11,810		US Bancorp	476,415

3,051		Visa Inc, Class A	1,054,121

See Notes to Financial Statements	15

Portfolio of Investments April 30, 2025 (continued)

NULC

SHARES		DESCRIPTION	VALUE

		FINANCIALS (continued)

32		Willis Towers Watson PLC	$9,850
		TOTAL FINANCIALS	7,018,101

		HEALTH CARE - 11.7%

1,825		AbbVie Inc	356,058

413	(a)	Alnylam Pharmaceuticals Inc	108,718

2,907		Danaher Corp	579,452

2,298	(a)	Dexcom Inc	164,031

4,966	(a)	Edwards Lifesciences Corp	374,883

1,343		Eli Lilly & Co	1,207,290

1,534		HCA Healthcare Inc	529,353

804		McKesson Corp	573,083

1,298	(a)	Veeva Systems Inc, Class A	303,330

927	(a)	Vertex Pharmaceuticals Inc	472,306

170		West Pharmaceutical Services Inc	35,919

1,247		Zoetis Inc	195,031
		TOTAL HEALTH CARE	4,899,454

		INDUSTRIALS - 8.0%

4,261		3M Co	591,895

1,427		Automatic Data Processing Inc	428,956

610	(a)	Axon Enterprise Inc	374,113

6,801		Carrier Global Corp	425,335

378		Caterpillar Inc	116,904

23		Cintas Corp	4,869

5,895	(a)	Copart Inc	359,772

1,156		Cummins Inc	339,679

353		EMCOR Group Inc	141,447

120		FedEx Corp	25,240

1,479		Ferguson Enterprises Inc	250,927

244		Jacobs Solutions Inc	30,207

235		Old Dominion Freight Line Inc	36,021

283		Parker-Hannifin Corp	171,232

78		Union Pacific Corp	16,821

49		United Rentals Inc	30,941
		TOTAL INDUSTRIALS	3,344,359

		INFORMATION TECHNOLOGY - 30.4%

315	(a)	Adobe Inc	118,119

5,738	(a)	Advanced Micro Devices Inc	558,594

1,266	(a)	Akamai Technologies Inc	102,014

2,374		Applied Materials Inc	357,786

42	(a)	Atlassian Corp, Class A	9,589

2,070	(a)	Cadence Design Systems Inc	616,322

496	(a)	F5 Inc	131,311

856	(a)	First Solar Inc	107,702

19	(a)	Gartner Inc	8,001

11,078		Hewlett Packard Enterprise Co	179,685

7,899		HP Inc	201,977

8,100		Intel Corp	162,810

2,932		International Business Machines Corp	709,016

2,787		Juniper Networks Inc	101,224

1,459	(a)	Keysight Technologies Inc	212,139

1,335		Lam Research Corp	95,679

7,339		Microsoft Corp	2,900,813

1,410		Motorola Solutions Inc	620,950

1,712		NetApp Inc	153,652

24,719		NVIDIA Corp	2,692,394

415	(a)	Palo Alto Networks Inc	77,576

1,917		Salesforce Inc	515,117

743	(a)	ServiceNow Inc	709,572

1,142	(a)	Synopsys Inc	524,189

3,804		Texas Instruments Inc	608,830

2,056	(a)	Trimble Inc	127,760

16	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INFORMATION TECHNOLOGY (continued)

2,911	(a)	Western Digital Corp	$127,677
		TOTAL INFORMATION TECHNOLOGY	12,730,498

		MATERIALS - 2.4%

2,146		Ecolab Inc	539,569

4,168		International Paper Co	190,394

2,051		Newmont Corp	108,047

593		Steel Dynamics Inc	76,918

364		Vulcan Materials Co	95,488
		TOTAL MATERIALS	1,010,416

		REAL ESTATE - 2.1%

202		Equinix Inc	173,872

748		Iron Mountain Inc	67,073

4,278		Welltower Inc	652,780
		TOTAL REAL ESTATE	893,725

		UTILITIES - 2.2%

359		American Water Works Co Inc	52,777

2,928		Consolidated Edison Inc	330,132

3,286		Exelon Corp	154,113

5,335		Sempra	396,230
		TOTAL UTILITIES	933,252
		TOTAL COMMON STOCKS (Cost $36,010,829)	41,778,667
		TOTAL LONG-TERM INVESTMENTS (Cost $36,010,829)	41,778,667
		OTHER ASSETS & LIABILITIES, NET - 0.2%	93,782
		NET ASSETS - 100%	$41,872,449

S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See Notes to Financial Statements	17

Portfolio of Investments April 30, 2025

NULG

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 96.3%

		COMMON STOCKS - 96.3%

		COMMUNICATION SERVICES - 9.6%

363,612		Alphabet Inc, Class A	$57,741,586

362,109		Alphabet Inc, Class C	58,259,717

69,294	(a)	Live Nation Entertainment Inc	9,177,990

1,219,684	(a)	Warner Bros Discovery Inc	10,574,660
		TOTAL COMMUNICATION SERVICES	135,753,953

		CONSUMER DISCRETIONARY - 11.5%

2,925	(a)	AutoZone Inc	11,005,605

5,380		Booking Holdings Inc	27,434,126

13,098	(a)	Burlington Stores Inc	2,947,574

60,525	(a)	Carvana Co	14,789,284

244,789	(a)	Chipotle Mexican Grill Inc	12,366,740

79,518	(a)	Deckers Outdoor Corp	8,812,980

106,800	(a)	DoorDash Inc, Class A	20,600,652

44,777		Expedia Group Inc	7,026,855

22,251		Hyatt Hotels Corp	2,507,243

16,060	(a)	Lululemon Athletica Inc	4,348,566

9,406	(a)	MercadoLibre Inc	21,923,975

7,917	(a)	O’Reilly Automotive Inc	11,204,138

84,949		Royal Caribbean Cruises Ltd	18,256,390
		TOTAL CONSUMER DISCRETIONARY	163,224,128

		CONSUMER STAPLES - 2.9%

40,993		Costco Wholesale Corp	40,767,539
		TOTAL CONSUMER STAPLES	40,767,539

		FINANCIALS - 9.5%

6,912		FactSet Research Systems Inc	2,987,505

75,890		Mastercard Inc	41,592,273

44,635		Moody’s Corp	20,225,011

40,212		S&P Global Inc	20,108,011

143,087		Visa Inc, Class A	49,436,558
		TOTAL FINANCIALS	134,349,358

		HEALTH CARE - 8.0%

52,261		Agilent Technologies Inc	5,623,284

108,027	(a)	Edwards Lifesciences Corp	8,154,958

60,001		Eli Lilly & Co	53,937,899

86,705	(a)	Exact Sciences Corp	3,957,216

29,393	(a)	IDEXX Laboratories Inc	12,716,881

16,990	(a)	Insulet Corp	4,286,407

5,273	(a)	Mettler-Toledo International Inc	5,645,116

9,597	(a)	Veeva Systems Inc, Class A	2,242,723

7,718	(a)	Vertex Pharmaceuticals Inc	3,932,321

18,877		West Pharmaceutical Services Inc	3,988,521

59,104		Zoetis Inc	9,243,866
		TOTAL HEALTH CARE	113,729,192

		INDUSTRIALS - 10.0%

25,687	(a)	Axon Enterprise Inc	15,753,837

72,300		Cintas Corp	15,304,464

329,171	(a)	Copart Inc	20,089,306

35,627	(a)	Dayforce Inc	2,061,734

104,340		Howmet Aerospace Inc	14,459,437

74,204		Ingersoll Rand Inc	5,597,208

7,366		Lennox International Inc	4,027,361

15,841		Old Dominion Freight Line Inc	2,428,108

11,413		Otis Worldwide Corp	1,098,730

65,625		Quanta Services Inc	19,207,781

30,464		Trane Technologies PLC	11,677,156

35,877		TransUnion	2,976,356

84,142		Veralto Corp	8,069,218

18	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDUSTRIALS (continued)

18,062		WW Grainger Inc	$18,501,087
		TOTAL INDUSTRIALS	141,251,783

		INFORMATION TECHNOLOGY - 43.5%

47,512	(a)	Adobe Inc	17,816,050

249,006	(a)	Advanced Micro Devices Inc	24,240,734

8,387	(a)	ANSYS Inc	2,699,608

67,873	(a)	Atlassian Corp, Class A	15,496,085

71,901	(a)	Autodesk Inc	19,718,849

74,483	(a)	Cadence Design Systems Inc	22,176,568

50,967	(a)	Dynatrace Inc	2,393,920

38,314	(a)	Gartner Inc	16,133,259

10,960	(a)	HubSpot Inc	6,702,040

25,454		Intuit Inc	15,971,621

283,999		Lam Research Corp	20,354,208

415,665		Microsoft Corp	164,295,748

52,765		Motorola Solutions Inc	23,237,178

132,724	(a)	Nutanix Inc, Class A	9,118,139

1,417,017		NVIDIA Corp	154,341,492

72,412	(a)	Palo Alto Networks Inc	13,535,975

63,013	(a)	PTC Inc	9,765,125

29,575	(a)	ServiceNow Inc	28,244,421

34,945	(a)	Synopsys Inc	16,040,104

162,015	(a)	Trade Desk Inc/The, Class A	8,688,864

58,656	(a)	Workday Inc, Class A	14,370,720

45,986	(a)	Zscaler Inc	10,400,654
		TOTAL INFORMATION TECHNOLOGY	615,741,362

		MATERIALS - 0.9%

49,707		Ecolab Inc	12,497,831
		TOTAL MATERIALS	12,497,831

		REAL ESTATE - 0.4%
40,816	(a)	CBRE Group Inc, Class A	4,986,899
		TOTAL REAL ESTATE	4,986,899
		TOTAL COMMON STOCKS (Cost $1,200,728,940)	1,362,302,045
		TOTAL LONG-TERM INVESTMENTS (Cost $1,200,728,940)	1,362,302,045
		OTHER ASSETS & LIABILITIES, NET - 3.7%	52,445,201
		NET ASSETS - 100%	$1,414,747,246

S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Nasdaq-100	132	6/25	$52,345,946	$51,898,440	$(447,506)
Total			$52,345,946	$51,898,440	$(447,506)

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025

NULV

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.7%

		COMMON STOCKS - 99.7%

		COMMUNICATION SERVICES - 4.9%

52,006		Electronic Arts Inc	$7,545,550

80,011		Fox Corp, Class B	3,699,709

130,167		Interpublic Group of Cos Inc/The	3,269,795

799,612		Verizon Communications Inc	35,230,905

316,178		Walt Disney Co/The	28,756,389
		TOTAL COMMUNICATION SERVICES	78,502,348

		CONSUMER DISCRETIONARY - 6.0%

42,385		eBay Inc	2,888,962

53,650		Home Depot Inc/The	19,340,288

115,639		Lowe’s Cos Inc	25,852,255

118,048		McDonald’s Corp	37,734,043

62,187		PulteGroup Inc	6,379,142

284,922	(a),(b)	Rivian Automotive Inc, Class A	3,892,035
		TOTAL CONSUMER DISCRETIONARY	96,086,725

		CONSUMER STAPLES - 11.1%

322,882		Archer-Daniels-Midland Co	15,417,616

94,337		Bunge Global SA	7,426,209

162,410		Church & Dwight Co Inc	16,133,809

583,767		Coca-Cola Co/The	42,352,296

256,521		General Mills Inc	14,555,002

117,958		Hormel Foods Corp	3,526,944

25,571		Kellanova	2,116,512

938,392		Kenvue Inc	22,146,051

351,688		Keurig Dr Pepper Inc	12,164,888

2,855		Kimberly-Clark Corp	376,232

141,134		Kraft Heinz Co/The	4,106,999

127,320		Procter & Gamble Co/The	20,698,412

172,523		Target Corp	16,682,974
		TOTAL CONSUMER STAPLES	177,703,944

		ENERGY - 3.2%

519,225		Baker Hughes Co	18,380,565

589,801		Halliburton Co	11,689,856

257,341		ONEOK Inc	21,143,136
		TOTAL ENERGY	51,213,557

		FINANCIALS - 22.8%

69,302		Aflac Inc	7,531,741

83,068		American Express Co	22,130,146

1,158		Arthur J Gallagher & Co	371,359

857,967		Bank of America Corp	34,215,724

286,904		Bank of New York Mellon Corp/The	23,069,951

70,691		Cboe Global Markets Inc	15,679,264

378,793		Citigroup Inc	25,901,865

160,996		Fidelity National Information Services Inc	12,699,364

128,115	(b)	Fiserv Inc	23,646,186

29,047		Goldman Sachs Group Inc/The	15,904,685

125,447		Marsh & McLennan Cos Inc	28,284,535

91,693		MetLife Inc	6,910,901

196,333		Morgan Stanley	22,660,755

128,118		PNC Financial Services Group Inc/The	20,587,281

98,401		Progressive Corp/The	27,723,498

10,664		Prudential Financial Inc	1,095,299

518,160		Regions Financial Corp	10,575,646

52,912		S&P Global Inc	26,458,646

97,337		Travelers Cos Inc/The	25,709,622

61,381		Truist Financial Corp	2,353,347

36,517		Willis Towers Watson PLC	11,239,933
		TOTAL FINANCIALS	364,749,748

20	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE - 16.1%

42,311		AbbVie Inc	$8,254,876

98,845		Agilent Technologies Inc	10,635,722

91,272		Amgen Inc	26,552,850

386,636		Bristol-Myers Squibb Co	19,409,127

107,272		Cardinal Health Inc	15,156,461

54,216		Cencora Inc	15,867,397

78,083		Cigna Group/The	26,551,343

116,221		Danaher Corp	23,166,332

237,554	(b)	Edwards Lifesciences Corp	17,932,951

119,875		Gilead Sciences Inc	12,771,483

48,998		HCA Healthcare Inc	16,908,230

2,963	(b)	Hologic Inc	172,447

32,142		McKesson Corp	22,910,496

325,142		Merck & Co Inc	27,702,098

2,931		Regeneron Pharmaceuticals Inc	1,754,966

98,199	(b)	Solventum Corp	6,492,918

1,333		STERIS PLC	299,578

23,778		West Pharmaceutical Services Inc	5,024,054
		TOTAL HEALTH CARE	257,563,329

		INDUSTRIALS - 13.7%

174,899		3M Co	24,295,220

76,790		Automatic Data Processing Inc	23,083,074

39,951		Broadridge Financial Solutions Inc	9,684,122

47,329		Caterpillar Inc	14,637,440

25,311		CNH Industrial NV	292,848

59,835		Deere & Co	27,737,113

42,749		Expeditors International of Washington Inc	4,698,543

106,171		Ferguson Enterprises Inc	18,012,972

233,947		Fortive Corp	16,303,766

116,452		Ingersoll Rand Inc	8,783,974

83,024		Jacobs Solutions Inc	10,278,371

127,433		Johnson Controls International plc	10,691,629

25,177		Owens Corning	3,660,988

39,151		Parker-Hannifin Corp	23,688,704

97,200		Union Pacific Corp	20,962,152

3,182		United Rentals Inc	2,009,274
		TOTAL INDUSTRIALS	218,820,190

		INFORMATION TECHNOLOGY - 9.4%

68,957		Applied Materials Inc	10,392,510

28,986	(b)	F5 Inc	7,673,754

68,009	(b)	First Solar Inc	8,556,892

65,282		HP Inc	1,669,261

1,066,855		Intel Corp	21,443,786

143,166		International Business Machines Corp	34,620,402

220,325		Juniper Networks Inc	8,002,204

23,291		NXP Semiconductors NV	4,292,764

83,409		Salesforce Inc	22,412,832

161,873		Texas Instruments Inc	25,907,774

99,147	(b)	Western Digital Corp	4,348,587
		TOTAL INFORMATION TECHNOLOGY	149,320,766

		MATERIALS - 3.1%

26,748		Ball Corp	1,389,291

85,759		Ecolab Inc	21,562,385

102,581		Newmont Corp	5,403,967

97,715		PPG Industries Inc	10,637,255

69,401		Steel Dynamics Inc	9,002,004

5,165		Vulcan Materials Co	1,354,935
		TOTAL MATERIALS	49,349,837

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025 (continued)

NULV

SHARES		DESCRIPTION			VALUE

		REAL ESTATE - 3.8%

95,810		American Tower Corp			$21,596,532

6,653	(b)	CBRE Group Inc, Class A			812,863

11,544		Equinix Inc			9,936,498

4,301		Iron Mountain Inc			385,671

182,929		Welltower Inc			27,913,136
		TOTAL REAL ESTATE			60,644,700

		UTILITIES - 5.6%

5,531		American Water Works Co Inc			813,112

47,270		Atmos Energy Corp			7,592,980

225,421		Consolidated Edison Inc			25,416,218

150,181		Eversource Energy			8,932,766

565,424		Exelon Corp			26,518,386

271,946		Sempra			20,197,429
		TOTAL UTILITIES			89,470,891
		TOTAL COMMON STOCKS (Cost $1,573,657,405)			1,593,426,035
		TOTAL LONG-TERM INVESTMENTS (Cost $1,573,657,405)			1,593,426,035

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

365,248	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%	(d)	$365,248
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $365,248)			365,248
		TOTAL INVESTMENTS - 99.7% (Cost $1,574,022,653)			1,593,791,283
		OTHER ASSETS & LIABILITIES, NET - 0.3%			4,488,599
		NET ASSETS - 100%			$1,598,279,882

S&P	Standard & Poor’s

(a)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $359,941.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)

The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(d)	The rate shown is the one-day yield as of the end of the reporting period.

22	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUMG

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.9%

		COMMON STOCKS - 99.9%

		COMMUNICATION SERVICES - 10.0%

108,511	(a)	Liberty Media Corp-Liberty Formula One, Class C	$9,621,670

75,348	(a)	Live Nation Entertainment Inc	9,979,843

40,414	(a)	Take-Two Interactive Software Inc	9,429,394

1,092,249	(a)	Warner Bros Discovery Inc	9,469,799
		TOTAL COMMUNICATION SERVICES	38,500,706

		CONSUMER DISCRETIONARY - 8.7%

36,533	(a)	Burlington Stores Inc	8,221,386

47,918	(a)	Carvana Co	11,708,763

72,711	(a)	Deckers Outdoor Corp	8,058,560

47,727		Hyatt Hotels Corp	5,377,879
		TOTAL CONSUMER DISCRETIONARY	33,366,588

		ENERGY - 3.5%

77,573		Targa Resources Corp	13,257,226
		TOTAL ENERGY	13,257,226

		FINANCIALS - 7.9%

148,555		Equitable Holdings Inc	7,346,045

14,540		FactSet Research Systems Inc	6,284,479

50,196		Interactive Brokers Group Inc, Class A	8,626,183

229,349	(a)	Toast Inc, Class A	8,160,237
		TOTAL FINANCIALS	30,416,944

		HEALTH CARE - 16.7%

95,256		Bio-Techne Corp	4,796,139

155,522	(a)	Exact Sciences Corp	7,098,024

109,400	(a)	Incyte Corp	6,855,004

36,828	(a)	Insulet Corp	9,291,336

7,673	(a)	Mettler-Toledo International Inc	8,214,484

61,772	(a)	Veeva Systems Inc, Class A	14,435,499

23,943	(a)	Waters Corp	8,325,699

25,086		West Pharmaceutical Services Inc	5,300,421
		TOTAL HEALTH CARE	64,316,606

		INDUSTRIALS - 22.0%

25,709	(a)	Axon Enterprise Inc	15,767,330

104,485	(a)	Dayforce Inc	6,046,547

97,745		Ingersoll Rand Inc	7,372,905

16,529		Lennox International Inc	9,037,231

55,682		Quanta Services Inc	16,297,564

72,924		TransUnion	6,049,775

85,293		Veralto Corp	8,179,599

15,607		WW Grainger Inc	15,986,406
		TOTAL INDUSTRIALS	84,737,357

		INFORMATION TECHNOLOGY - 27.1%

23,663	(a)	ANSYS Inc	7,616,646

112,525	(a)	Docusign Inc	9,198,919

161,460	(a)	Dynatrace Inc	7,583,776

29,313	(a)	Gartner Inc	12,343,118

64,984	(a)	GoDaddy Inc, Class A	12,238,437

18,986	(a)	HubSpot Inc	11,609,939

44,176	(a)	Manhattan Associates Inc	7,836,381

30,254	(a)	MongoDB Inc	5,208,831

138,651	(a)	Nutanix Inc, Class A	9,525,324

61,789	(a)	PTC Inc	9,575,441

49,899	(a)	Zscaler Inc	11,285,657
		TOTAL INFORMATION TECHNOLOGY	104,022,469

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

NUMG

SHARES		DESCRIPTION	VALUE

		REAL ESTATE - 4.0%

64,455	(a)	CBRE Group Inc, Class A	$7,875,112

83,226		Iron Mountain Inc	7,462,875

514		SBA Communications Corp	125,108

		TOTAL REAL ESTATE	15,463,095
		TOTAL COMMON STOCKS (Cost $406,844,657)	384,080,991
		TOTAL LONG-TERM INVESTMENTS (Cost $406,844,657)	384,080,991
		OTHER ASSETS & LIABILITIES, NET - 0.1%	390,867
		NET ASSETS - 100%	$384,471,858

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

24	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUMV

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.8%

		COMMON STOCKS - 99.8%

		COMMUNICATION SERVICES - 2.9%

28,260		Fox Corp, Class B	$1,306,742

133,204		Interpublic Group of Cos Inc/The	3,346,084

24,711	(a)	Take-Two Interactive Software Inc	5,765,571
		TOTAL COMMUNICATION SERVICES	10,418,397

		CONSUMER DISCRETIONARY - 7.4%

33,653	(a)	CarMax Inc	2,176,339

49,521		Genuine Parts Co	5,821,194

72,841		LKQ Corp	2,783,255

6,929		Pool Corp	2,031,167

54,217		PulteGroup Inc	5,561,580

182,622	(a),(b)	Rivian Automotive Inc, Class A	2,494,616

17,123		Tractor Supply Co	866,766

8,654	(a)	Ulta Beauty Inc	3,423,869

5,319		Williams-Sonoma Inc	821,626
		TOTAL CONSUMER DISCRETIONARY	25,980,412

		CONSUMER STAPLES - 8.5%

139,476		Archer-Daniels-Midland Co	6,659,979

78,296		Bunge Global SA	6,163,461

38,439		Church & Dwight Co Inc	3,818,530

4,946		Clorox Co/The	703,816

39,908		General Mills Inc	2,264,380

78,526		Kellanova	6,499,597

47,951		McCormick & Co Inc/MD	3,675,924
		TOTAL CONSUMER STAPLES	29,785,687

		ENERGY - 1.8%

175,495		Baker Hughes Co	6,212,523
		TOTAL ENERGY	6,212,523

		FINANCIALS - 17.5%

253,019		Annaly Capital Management Inc	4,959,172

7,029		Assurant Inc	1,354,770

30,824		Cboe Global Markets Inc	6,836,763

29,224		Citizens Financial Group Inc	1,078,073

27,706		Discover Financial Services	5,061,055

81,861		Equitable Holdings Inc	4,048,027

7,991		Everest Group Ltd	2,867,411

63,927		Hartford Insurance Group Inc/The	7,841,925

376,207		Huntington Bancshares Inc/OH	5,466,288

7,824		LPL Financial Holdings Inc	2,502,037

402	(a)	Markel Group Inc	731,077

35,962		Nasdaq Inc	2,740,664

18,261		Raymond James Financial Inc	2,502,487

32,071		State Street Corp	2,825,455

24,238		Synchrony Financial	1,259,164

30,096		T Rowe Price Group Inc	2,665,001

22,295		Willis Towers Watson PLC	6,862,401
		TOTAL FINANCIALS	61,601,770

		HEALTH CARE - 10.2%

79,311	(a)	Avantor Inc	1,030,250

22,526	(a)	Biogen Inc	2,727,448

55,847		Cardinal Health Inc	7,890,623

7,281	(a)	Centene Corp	435,768

4,081	(a)	DaVita Inc	577,666

24,905	(a)	Hologic Inc	1,449,471

13,238		Labcorp Holdings Inc	3,190,490

1,850	(a)	Mettler-Toledo International Inc	1,980,554

9,917		Quest Diagnostics Inc	1,767,408

74,955	(a)	Solventum Corp	4,956,025

27,579		STERIS PLC	6,198,104

See Notes to Financial Statements	25

Portfolio of Investments April 30, 2025 (continued)

NUMV

SHARES		DESCRIPTION	VALUE

		HEALTH CARE (continued)

17,027		West Pharmaceutical Services Inc	$3,597,635
		TOTAL HEALTH CARE	35,801,442

		INDUSTRIALS - 17.5%

20,493		Allegion plc	2,852,626

25,670		Broadridge Financial Solutions Inc	6,222,408

5,950		CH Robinson Worldwide Inc	530,859

423,414		CNH Industrial NV	4,898,900

9,916	(a)	Dayforce Inc	573,839

9,599		Dover Corp	1,638,069

10,008		EMCOR Group Inc	4,010,206

29,458		Expeditors International of Washington Inc	3,237,729

39,231		Ferguson Enterprises Inc	6,655,931

17,299		Fortive Corp	1,205,567

15,029		Jacobs Solutions Inc	1,860,590

12,980		JB Hunt Transport Services Inc	1,694,928

31,851		Owens Corning	4,631,454

18,439		Pentair PLC	1,672,971

42,848		TransUnion	3,554,670

11,481		United Rentals Inc	7,249,677

28,282		Veralto Corp	2,712,244

54,410		Xylem Inc/NY	6,560,214
		TOTAL INDUSTRIALS	61,762,882

		INFORMATION TECHNOLOGY - 7.4%

13,219	(a)	Akamai Technologies Inc	1,065,187

12,356	(a)	F5 Inc	3,271,127

36,888	(a)	First Solar Inc	4,641,248

305,334		Hewlett Packard Enterprise Co	4,952,518

3,041		HP Inc	77,758

10,701	(a)	Keysight Technologies Inc	1,555,925

1,833		NetApp Inc	164,512

81,769	(a)	Trimble Inc	5,081,126

22,373	(a)	Twilio Inc, Class A	2,163,693

73,401	(a)	Western Digital Corp	3,219,368
		TOTAL INFORMATION TECHNOLOGY	26,192,462

		MATERIALS - 8.1%

321		Avery Dennison Corp	54,926

93,043		Ball Corp	4,832,654

28,439		Crown Holdings Inc	2,739,529

74,302		International Flavors & Fragrances Inc	5,829,735

80,070		International Paper Co	3,657,598

57,319		PPG Industries Inc	6,239,746

40,855		Steel Dynamics Inc	5,299,302
		TOTAL MATERIALS	28,653,490

		REAL ESTATE - 10.5%

42,289		Alexandria Real Estate Equities Inc	3,072,719

3,939		AvalonBay Communities Inc	827,111

77,913		BXP Inc	4,965,395

42,246	(a)	CBRE Group Inc, Class A	5,161,616

271,188		Healthpeak Properties Inc	4,837,994

331,029		Host Hotels & Resorts Inc	4,674,129

64,874		Iron Mountain Inc	5,817,252

3,857		Kimco Realty Corp	77,063

765		Regency Centers Corp	55,218

22,833		Ventas Inc	1,600,137

91,892		WP Carey Inc	5,737,736
		TOTAL REAL ESTATE	36,826,370

		UTILITIES - 8.0%

43,846		Atmos Energy Corp	7,042,983

75,719		Consolidated Edison Inc	8,537,317

153,369		Essential Utilities Inc	6,308,067

26	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)

104,973		Eversource Energy			$6,243,794
		TOTAL UTILITIES			28,132,161
		TOTAL COMMON STOCKS (Cost $357,795,845)			351,367,596
		TOTAL LONG-TERM INVESTMENTS (Cost $357,795,845)			351,367,596

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%

195,215	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%	(d)	$195,215
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $195,215)			195,215
		TOTAL INVESTMENTS - 99.9% (Cost $357,991,060)			351,562,811
		OTHER ASSETS & LIABILITIES, NET - 0.1%			437,925
		NET ASSETS - 100%			$352,000,736

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $191,595.
(c)

The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(d)	The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements	27

Portfolio of Investments April 30, 2025

NUSC

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.3%

		COMMON STOCK RIGHTS - 0.0%

		HEALTH CARE - 0.0%

26,689	(a)	Bristol-Myers Squibb Co	$18,682

23,934	(a)	CinCor Pharma Inc	73,238

44,361	(a)	Zimmer Biomet Holdings Inc	3,993
		TOTAL HEALTH CARE	95,913
		TOTAL COMMON STOCK RIGHTS (Cost $0)	95,913

SHARES		DESCRIPTION	VALUE

		COMMON STOCKS - 99.3%

		COMMUNICATION SERVICES - 3.4%

110,117	(b)	Advantage Solutions Inc	147,557

8,497	(b),(c)	Atlanta Braves Holdings Inc, Class A	369,195

49,674	(b)	Atlanta Braves Holdings Inc, Class C	1,980,006

70,747	(b)	Cars.com Inc	823,495

101,236		Cinemark Holdings Inc	3,027,969

264,877	(b)	Clear Channel Outdoor Holdings Inc	260,692

98,375	(b)	Frontier Communications Parent Inc	3,566,094

401,104	(b)	fuboTV Inc	1,203,312

71,400	(b),(c)	Gogo Inc	540,498

30,146	(b)	Grindr Inc	662,308

8,294	(b),(c)	Ibotta Inc, Class A	404,747

43,640	(b)	IMAX Corp	1,061,761

58,609		Iridium Communications Inc	1,414,235

24,551	(b)	Lions Gate Entertainment Corp, Class B	195,917

1,124,626	(b)	Lumen Technologies Inc	3,981,176

151,780	(b)	Magnite Inc	1,804,664

26,777		Marcus Corp/The	436,733

43,516	(b)	MediaAlpha Inc, Class A	365,534

89,883		New York Times Co/The, Class A	4,679,309

49,991		Paramount Global	586,894

28,133		Scholastic Corp	507,238

153,794		Sirius XM Holdings Inc	3,294,268

107,967	(b)	Stagwell Inc	602,456

11,182		TEGNA Inc	181,484

170,486	(b)	Vimeo Inc	859,249

22,104	(b)	Yelp Inc	775,408

50,085	(b)	Ziff Davis Inc	1,479,010

110,304	(b)	ZoomInfo Technologies Inc	944,202
		TOTAL COMMUNICATION SERVICES	36,155,411

		CONSUMER DISCRETIONARY - 16.4%

37,720	(b)	Abercrombie & Fitch Co, Class A	2,618,522

359,588		ADT Inc	2,883,896

44,695		Advance Auto Parts Inc	1,462,420

211,073		Aramark	7,056,170

63,181		Arko Corp	254,304

61,050	(b)	Bright Horizons Family Solutions Inc	7,656,891

50,290	(b)	Brinker International Inc	6,753,947

29,451		Camping World Holdings Inc, Class A	355,179

6,509		Carter’s Inc	215,122

10,890		Choice Hotels International Inc	1,373,338

154,924	(b)	Coursera Inc	1,304,460

63,426	(b)	Crocs Inc	6,115,535

37,648	(b),(c)	Dave & Buster’s Entertainment Inc	722,465

9,443	(b)	Etsy Inc	410,582

15,556	(b)	Five Below Inc	1,180,545

23,092	(b)	Foot Locker Inc	283,339

88,013	(b)	Frontdoor Inc	3,618,214

444,249	(b)	GameStop Corp, Class A	12,376,777

28	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY (continued)

44,880		Gap Inc/The	$982,872

108,255	(b)	Global Business Travel Group I	726,391

6,662		Group 1 Automotive Inc	2,688,983

159,455		H&R Block Inc	9,626,298

330,744	(b)	Hanesbrands Inc	1,518,115

99,715		Harley-Davidson Inc	2,235,610

132,796		Hasbro Inc	8,220,072

26,305	(b)	Helen of Troy Ltd	732,857

80,203	(b)	Hilton Grand Vacations Inc	2,697,227

13,492		KB Home	728,973

18,926		Kontoor Brands Inc	1,138,399

29,296		LCI Industries	2,258,136

59,178		Leggett & Platt Inc	569,292

106,985		Levi Strauss & Co, Class A	1,712,830

23,343		Lithia Motors Inc	6,833,897

1,400,578	(b),(c)	Lucid Group Inc	3,515,451

50,874		Macy’s Inc	580,981

22,200	(b)	MarineMax Inc	476,412

8,751		Marriott Vacations Worldwide Corp	479,642

3,057		Meritage Homes Corp	208,304

58,245	(b)	Modine Manufacturing Co	4,755,122

22,387		Murphy USA Inc	11,161,487

90,604	(b)	National Vision Holdings Inc	1,118,959

483,711		Newell Brands Inc	2,312,139

115,019	(b)	Petco Health & Wellness Co Inc	339,306

50,657	(b)	Planet Fitness Inc	4,791,646

93,178	(b)	Playa Hotels & Resorts NV	1,250,449

19,877		PVH Corp	1,371,115

38,614	(b),(c)	Savers Value Village Inc	370,308

138,680	(b)	Sonos Inc	1,277,243

24,929		Standard Motor Products Inc	675,576

50,577	(b)	Stride Inc	7,194,578

80,463		Tapestry Inc	5,684,711

38,859	(b)	Taylor Morrison Home Corp	2,228,564

13,252	(b)	TopBuild Corp	3,919,412

158,630	(b)	Topgolf Callaway Brands Corp	1,048,544

5,139	(b)	Tri Pointe Homes Inc	158,024

31,623	(b),(c)	United Parks & Resorts Inc	1,380,344

29,290		Vail Resorts Inc	4,077,168

97,071	(b)	Valvoline Inc	3,325,652

257,309		VF Corp	3,056,831

10,862	(b)	Victoria’s Secret & Co	204,206

101,166	(b)	Warby Parker Inc, Class A	1,670,251

17,400		Whirlpool Corp	1,327,272

32,667		Winnebago Industries Inc	1,039,464

12,359		Wyndham Hotels & Resorts Inc	1,054,223

25,447	(b)	XPEL Inc	728,802

56,394	(b)	YETI Holdings Inc	1,610,049
		TOTAL CONSUMER DISCRETIONARY	173,703,893

		CONSUMER STAPLES - 3.0%

37,238		Andersons Inc/The	1,404,245

21,223		Casey’s General Stores Inc	9,817,548

53,821	(b)	Freshpet Inc	3,957,996

41,927	(b)	Grocery Outlet Holding Corp	703,954

3,267	(b)	Performance Food Group Co	263,516

25,875	(b)	Sprouts Farmers Market Inc	4,424,625

69,748	(b)	United Natural Foods Inc	1,862,969

122,047	(b)	US Foods Holding Corp	8,013,606

38,766	(b)	Vital Farms Inc	1,327,348

1,689		WD-40 Co	385,700
		TOTAL CONSUMER STAPLES	32,161,507

See Notes to Financial Statements	29

Portfolio of Investments April 30, 2025 (continued)

NUSC

SHARES		DESCRIPTION	VALUE

		ENERGY - 2.9%

184,152		Archrock Inc	$4,333,096

67,645		Cactus Inc, Class A	2,566,451

221,646		ChampionX Corp	5,348,318

203,542	(b)	Clean Energy Fuels Corp	295,136

41,106		Core Laboratories Inc	467,375

72,731		Delek US Holdings Inc	946,958

19,539		Excelerate Energy Inc, Class A	499,808

118,756	(b)	Expro Group Holdings NV	982,112

68,567	(b)	Green Plains Inc	245,470

39,707	(b)	Innovex International Inc	599,576

91,030		NOV Inc	1,056,858

370,104		TechnipFMC PLC	10,425,830

64,886		Weatherford International PLC	2,686,280
		TOTAL ENERGY	30,453,268

		FINANCIALS - 18.7%

27,045		Affiliated Managers Group Inc	4,479,463

935,074		AGNC Investment Corp	8,256,703

20,306		Amalgamated Financial Corp	571,817

53,503	(b)	Ambac Financial Group Inc	426,954

154,693		Apollo Commercial Real Estate Finance Inc	1,449,473

201,636	(b)	AvidXchange Holdings Inc	1,639,301

78,517	(b)	Baldwin Insurance Group Inc/The	3,267,878

47,328		Banc of California Inc	637,981

53,026	(b)	Bancorp Inc/The	2,561,686

86,097		Bank OZK	3,667,732

2,057		Banner Corp	125,765

33,289		Berkshire Hills Bancorp Inc	826,566

190,785		Blackstone Mortgage Trust Inc, Class A	3,634,454

8,533		Bread Financial Holdings Inc	404,891

9,971		Cadence Bank	291,752

15,142		Cass Information Systems Inc	616,885

8,275		Central Pacific Financial Corp	212,585

111,116		Commerce Bancshares Inc/MO	6,749,177

19,519		Crawford & Co, Class A	217,051

31,534	(b)	Donnelley Financial Solutions Inc	1,519,939

124,078		East West Bancorp Inc	10,614,873

4,456	(b)	Encore Capital Group Inc	153,286

926	(b)	Enstar Group Ltd	309,664

42,733		Enterprise Financial Services Corp	2,222,971

12,838		Essent Group Ltd	730,867

119,676		First American Financial Corp	7,277,498

190,258		First BanCorp/Puerto Rico	3,736,667

25,042		First Financial Bancorp	579,722

311,960		First Horizon Corp	5,640,237

130,463	(b)	Flywire Corp	1,227,657

20,658		Glacier Bancorp Inc	842,020

54,927	(b)	Green Dot Corp, Class A	459,739

128,610		HA Sustainable Infrastructure Capital Inc	3,212,678

31,885		Hanmi Financial Corp	729,210

1,093		Hanover Insurance Group Inc/The	181,547

24,257		Independent Bank Corp/MI	738,868

217,678		Invesco Ltd	3,032,255

85,794		Jackson Financial Inc, Class A	6,684,211

67,921		KKR Real Estate Finance Trust Inc	628,269

8,218		Lazard Inc	319,680

44,883		Lincoln National Corp	1,430,421

3,410		Mercantile Bank Corp	144,277

54,346		MGIC Investment Corp	1,353,759

24,892		Morningstar Inc	7,087,250

6,168		Nelnet Inc, Class A	654,363

4,512	(b)	NMI Holdings Inc	163,199

78,962		Old National Bancorp/IN	1,625,828

30	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIALS (continued)

115,788	(b)	Open Lending Corp	$143,577

30,614	(b)	Palomar Holdings Inc	4,439,642

28,199		Pathward Financial Inc	2,238,155

32,615		PennyMac Financial Services Inc	3,178,006

35,443		Pinnacle Financial Partners Inc	3,552,806

26,137		PJT Partners Inc, Class A	3,703,874

31,838	(b)	PRA Group Inc	582,635

20,476		Primerica Inc	5,366,145

37,776		PROG Holdings Inc	995,775

19,505		Reinsurance Group of America Inc	3,653,482

4,832		Renasant Corp	154,962

85,794	(b)	Repay Holdings Corp	343,176

113,381		Ryan Specialty Holdings Inc	7,427,589

43,667		S&T Bancorp Inc	1,591,226

1,593		Selective Insurance Group Inc	138,957

52,046		SouthState Corp	4,516,552

303,711		Starwood Property Trust Inc	5,828,214

32,360		Stewart Information Services Corp	2,118,933

44,340		Synovus Financial Corp	1,920,809

3,665		UMB Financial Corp	346,599

25,657		Unum Group	1,992,523

451,702		Valley National Bancorp	3,884,637

49,204		Victory Capital Holdings Inc, Class A	2,818,897

61,768		Voya Financial Inc	3,656,666

39,210		Walker & Dunlop Inc	3,001,133

126,567		Webster Financial Corp	5,986,619

86,113		Western Alliance Bancorp	6,002,937

39,972	(b)	WEX Inc	5,211,150

2,980		White Mountains Insurance Group Ltd	5,267,001

134,467		WisdomTree Inc	1,169,863

62,167		Zions Bancorp NA	2,795,650
		TOTAL FINANCIALS	197,367,259

		HEALTH CARE - 9.7%

121,998	(b)	89bio Inc	978,424

4,840	(b)	Acadia Healthcare Co Inc	113,256

73,373	(b)	AdaptHealth Corp	624,404

112,072	(b)	Alignment Healthcare Inc	1,985,916

166,485	(b)	Alkermes PLC	4,789,773

17,466	(b)	AMN Healthcare Services Inc	356,830

103,714	(b)	Avadel Pharmaceuticals PLC	922,017

84,383	(b)	Avidity Biosciences Inc	2,755,105

45,916	(b)	Azenta Inc	1,209,427

62,523	(b)	Biohaven Ltd	1,383,009

41,319	(b)	Bioventus Inc, Class A	302,042

70,129	(b)	BrightSpring Health Services Inc	1,229,361

70,485	(b)	Brookdale Senior Living Inc	462,382

26,643		Bruker Corp	1,067,319

60,289	(b)	CareDx Inc	1,017,678

31,912	(b)	Castle Biosciences Inc	639,836

6,583		Chemed Corp	3,828,080

1,328	(b)	CorVel Corp	144,433

48,815	(b)	Crinetics Pharmaceuticals Inc	1,629,933

33,423	(b)	Cross Country Healthcare Inc	452,882

48,219	(b)	Cytokinetics Inc	2,065,702

211,608	(b)	Elanco Animal Health Inc	2,006,044

11,463		Embecta Corp	139,734

25,115	(b),(c)	Enliven Therapeutics Inc	475,678

30,039	(b)	Enovis Corp	1,039,049

27,213		Ensign Group Inc/The	3,510,205

5,376	(b),(c)	Establishment Labs Holdings Inc	163,162

67,372	(b)	EyePoint Pharmaceuticals Inc	459,477

98,072	(b)	Fortrea Holdings Inc	610,989

See Notes to Financial Statements	31

Portfolio of Investments April 30, 2025 (continued)

NUSC

SHARES		DESCRIPTION	VALUE

		HEALTH CARE (continued)

491,928	(b)	Geron Corp	$693,618

16,885	(b)	Glaukos Corp	1,591,411

6,485	(b)	Guardant Health Inc	306,287

23,326	(b)	Haemonetics Corp	1,470,005

36,621	(b)	HealthEquity Inc	3,139,152

182,891	(b)	Hims & Hers Health Inc	6,053,692

15,063	(b)	ICU Medical Inc	2,057,455

75,220	(b)	Immunome Inc	661,184

1,714	(b)	Integer Holdings Corp	216,495

34,569	(b)	Integra LifeSciences Holdings Corp	566,586

8,553	(b)	iRhythm Technologies Inc	914,230

9,103	(b)	Jazz Pharmaceuticals PLC	1,064,687

26,698	(b)	Kymera Therapeutics Inc	914,940

106,610	(b)	LifeStance Health Group Inc	700,428

6,241		Mesa Laboratories Inc	719,275

63,279	(b),(c)	Mind Medicine MindMed Inc	404,353

25,397	(b)	MoonLake Immunotherapeutics	1,068,706

94,429	(b)	Myriad Genetics Inc	699,719

10,609	(b)	NeoGenomics Inc	67,845

120,090	(b)	Novocure Ltd	2,178,433

54,271	(b)	Omnicell Inc	1,696,511

392,576	(b),(c)	OPKO Health Inc	541,755

58,536	(b)	Owens & Minor Inc	413,264

16,819	(b)	Pediatrix Medical Group Inc	216,629

17,942	(b)	Pennant Group Inc/The	459,674

5,549	(b)	Penumbra Inc	1,624,969

23,009		Phibro Animal Health Corp, Class A	428,197

55,733	(b)	Pliant Therapeutics Inc	88,615

59,688	(b)	PROCEPT BioRobotics Corp	3,221,958

84,617	(b)	Progyny Inc	1,932,652

40,088	(b)	Prothena Corp PLC	368,810

78,239	(b)	QuidelOrtho Corp	2,174,262

23,490	(b)	RadNet Inc	1,230,406

292,380	(b),(c)	Recursion Pharmaceuticals Inc, Class A	1,634,404

19,057	(b)	Repligen Corp	2,629,675

39,416	(b)	RxSight Inc	580,204

49,066	(b)	Sarepta Therapeutics Inc	3,061,718

108,919	(b)	Savara Inc	348,541

76,335	(b)	Scholar Rock Holding Corp	2,512,185

42,881	(b)	SI-BONE Inc	585,326

109,773	(b)	Sotera Health Co	1,262,390

40,259	(b)	Spyre Therapeutics Inc	613,145

14,294	(b)	STAAR Surgical Co	261,008

25,358	(b)	Syndax Pharmaceuticals Inc	358,816

96,287	(b)	Teladoc Health Inc	692,304

15,060	(b)	Tourmaline Bio Inc	259,183

8,918	(b)	UFP Technologies Inc	1,859,760

49,449	(b)	Varex Imaging Corp	411,416

86,448	(b)	Vaxcyte Inc	3,098,296

51,760	(b)	Vera Therapeutics Inc	1,209,631

73,057	(b)	Verve Therapeutics Inc	414,233

116,551	(b)	Viking Therapeutics Inc	3,364,827

63,675	(b)	Viridian Therapeutics Inc	862,796

47,546	(b)	Zymeworks Inc	618,573
		TOTAL HEALTH CARE	102,886,781

		INDUSTRIALS - 17.0%

53,498		AAON Inc	4,882,762

28,276	(b)	AAR Corp	1,511,635

6,008		Acuity Inc	1,463,609

36,658		Advanced Drainage Systems Inc	4,160,316

123,201		Air Lease Corp	5,760,879

11,672		Allison Transmission Holdings Inc	1,076,625

32	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDUSTRIALS (continued)

1,519		Arcosa Inc	$121,626

174,858	(b)	Array Technologies Inc	835,821

40,501		Atkore Inc	2,586,799

51,315		Brady Corp	3,606,931

376,539	(b)	Clarivate PLC	1,622,883

24,313		Comfort Systems USA Inc	9,665,633

175,072	(b)	Core & Main Inc, Class A	9,222,793

56,563		Crane Co	9,105,512

33,981		CSG Systems International Inc	2,043,278

123,762	(b)	DNOW Inc	1,964,103

11,037		Douglas Dynamics Inc	264,667

66,603	(b)	Energy Recovery Inc	1,029,016

63,112		Enerpac Tool Group Corp	2,547,831

187,274	(b)	ExlService Holdings Inc	9,079,044

68,941	(b)	First Advantage Corp	972,068

34,168	(b)	FTI Consulting Inc	5,681,455

28,369	(b)	Generac Holdings Inc	3,244,846

66,169	(b)	Great Lakes Dredge & Dock Corp	601,476

36,831		Greenbrier Cos Inc/The	1,562,371

28,626		Herc Holdings Inc	3,132,829

52,737		Hexcel Corp	2,556,162

12,366		Hillenbrand Inc	250,164

55,726		HNI Corp	2,357,210

20,653	(b)	Huron Consulting Group Inc	2,783,818

67,082		Interface Inc	1,261,142

22,104		JBT Marel Corp	2,326,667

145,256		KBR Inc	7,670,969

96,761	(b)	Kratos Defense & Security Solutions Inc	3,269,070

92,197		Leonardo DRS Inc	3,407,601

6,496		Lindsay Corp	838,374

33,662		Matthews International Corp, Class A	688,388

11,504		McGrath RentCorp	1,227,132

59,088	(b)	Mercury Systems Inc	2,954,400

28,990		Moog Inc, Class A	4,848,578

98,081	(b)	MRC Global Inc	1,142,644

18,544		MSA Safety Inc	2,919,197

17,649	(b)	MYR Group Inc	2,158,826

60,771		nVent Electric PLC	3,336,936

191,722		Pitney Bowes Inc	1,664,147

43,779		Primoris Services Corp	2,625,427

24,153	(b)	Pursuit Attractions and Hospitality Inc	707,441

10,356	(b)	Resideo Technologies Inc	173,774

20,121		Robert Half Inc	891,360

8,996		Rush Enterprises Inc	520,329

26,994		Rush Enterprises Inc, Class A	1,376,424

45,164		Ryder System Inc	6,217,728

7,732	(b)	Saia Inc	1,886,608

200,033	(b)	Shoals Technologies Group Inc, Class A	722,119

27,841	(b)	SiteOne Landscape Supply Inc	3,196,425

25,820	(b)	SPX Technologies Inc	3,463,753

263,225	(b),(c)	Sunrun Inc	1,813,620

27,655		TriNet Group Inc	2,166,216

19,940		Trinity Industries Inc	500,494

68,037	(b)	Triumph Group Inc	1,728,140

148,575	(b)	Upwork Inc	1,953,761

17,001	(b)	V2X Inc	845,970

20,432		Valmont Industries Inc	5,991,071

49,702		Wabash National Corp	343,441

12,152		WESCO International Inc	1,980,290

104,198		WillScot Holdings Corp	2,617,454

26,422	(b)	XPO Inc	2,803,903
		TOTAL INDUSTRIALS	179,933,981

See Notes to Financial Statements	33

Portfolio of Investments April 30, 2025 (continued)

NUSC

SHARES		DESCRIPTION	VALUE

		INFORMATION TECHNOLOGY - 12.8%

92,315	(b)	ACI Worldwide Inc	$4,925,928

128,131		Adeia Inc	1,577,293

82,183	(b)	Asana Inc	1,326,434

34,184		Badger Meter Inc	7,548,511

27,223		Belden Inc	2,806,964

30,023		Benchmark Electronics Inc	976,648

39,642	(b)	Blackbaud Inc	2,399,927

19,860	(b)	Box Inc, Class A	620,029

69,600	(b)	Calix Inc	2,847,336

29,907	(b)	Ciena Corp	2,008,554

58,108	(b)	Cirrus Logic Inc	5,580,692

254,413	(b)	CommScope Holding Co Inc	951,505

50,945	(b)	Commvault Systems Inc	8,514,438

75,228	(b)	Confluent Inc, Class A	1,791,179

4,940		CTS Corp	188,115

18,479	(b),(c)	Digimarc Corp	241,890

70,270		Dolby Laboratories Inc, Class A	5,396,033

109,884	(b)	DoubleVerify Holdings Inc	1,457,062

12,107	(b)	Dropbox Inc, Class A	345,655

202,659	(b)	DXC Technology Co	3,145,268

172,027	(b)	E2open Parent Holdings Inc	338,893

16,517	(b)	Elastic NV	1,423,765

36,615	(b)	Enphase Energy Inc	1,632,663

182,250	(b)	Flex Ltd	6,258,465

34,524	(b)	Gitlab Inc, Class A	1,611,235

21,009	(b)	Guidewire Software Inc	4,302,013

134,284	(b)	Harmonic Inc	1,205,870

23,229	(b)	Insight Enterprises Inc	3,212,106

47,400	(b)	Intapp Inc	2,571,924

29,479		InterDigital Inc	5,925,279

45,736	(b)	Itron Inc	5,089,959

17,328	(b)	Kimball Electronics Inc	248,484

36,526		Kulicke & Soffa Industries Inc	1,177,233

133,709	(b)	Lattice Semiconductor Corp	6,542,381

6,956	(b)	LiveRamp Holdings Inc	181,969

6,236	(b)	Lumentum Holdings Inc	368,173

31,701	(b)	Meridianlink Inc	536,064

235,721	(b)	Mirion Technologies Inc	3,719,677

35,941	(b)	N-able Inc/US	253,743

159,557	(b)	NCR Voyix Corp	1,367,403

31,347	(b)	NETGEAR Inc	756,090

28,401	(b)	Novanta Inc	3,375,743

30,014	(b)	Onto Innovation Inc	3,660,808

42,286	(b)	PAR Technology Corp	2,469,502

36,256	(b)	PDF Solutions Inc	665,298

43,926	(b)	Penguin Solutions Inc	749,817

121,225	(b)	Procore Technologies Inc	7,769,310

36,545		Progress Software Corp	2,191,238

17,054	(b)	Q2 Holdings Inc	1,351,530

115,623	(b)	Ribbon Communications Inc	371,150

34,105	(b)	Silicon Laboratories Inc	3,470,525

68,843	(b),(c)	SolarEdge Technologies Inc	842,294

27,390	(b)	SPS Commerce Inc	3,930,739

7,673	(b)	Teradata Corp	164,970

13,935	(b)	UiPath Inc, Class A	166,384

146,955	(b),(c)	Wolfspeed Inc	521,690

135,964		Xerox Holdings Corp	599,601
		TOTAL INFORMATION TECHNOLOGY	135,673,449

		MATERIALS - 5.6%

808,759		Amcor PLC	7,440,585

4,414		AptarGroup Inc	661,879

138,303	(b)	ATI Inc	7,520,917

34	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

106,233		Avient Corp	$3,538,621

233,235	(b)	Axalta Coating Systems Ltd	7,580,138

13,457	(b)	Clearwater Paper Corp	361,455

129,189		Commercial Metals Co	5,754,078

42,801		Compass Minerals International Inc	575,245

139,367		FMC Corp	5,842,265

48,735		Graphic Packaging Holding Co	1,233,483

57,367		HB Fuller Co	3,100,113

3,495	(b)	Knife River Corp	326,363

23,319		Koppers Holdings Inc	584,374

55,991		Louisiana-Pacific Corp	4,832,583

33,019	(b)	Magnera Corp	484,386

4,214		Minerals Technologies Inc	217,400

49,579	(b)	Ranpak Holdings Corp	203,770

18,082		Royal Gold Inc	3,303,762

31,107		Ryerson Holding Corp	727,282

41,885		Sensient Technologies Corp	3,935,096

25,875		Stepan Co	1,308,240
		TOTAL MATERIALS	59,532,035

		REAL ESTATE - 6.2%

63,384		Armada Hoffler Properties Inc	429,110

198,629		Brandywine Realty Trust	786,571

184,630		CareTrust REIT Inc	5,404,120

14,705		CBL & Associates Properties Inc	345,126

33,056		Community Healthcare Trust Inc	564,597

230,558	(b)	Compass Inc, Class A	1,779,908

83,199		CubeSmart	3,383,703

238,788		DiamondRock Hospitality Co	1,752,704

29,879		EastGroup Properties Inc	4,882,826

162,022		Empire State Realty Trust Inc, Class A	1,153,597

107,572		Essential Properties Realty Trust Inc	3,460,591

88,333	(c)	eXp World Holdings Inc	809,130

154,672		Hudson Pacific Properties Inc	317,078

15,513	(b)	Jones Lang LaSalle Inc	3,527,811

55,591		Kennedy-Wilson Holdings Inc	355,783

44,932		Kilroy Realty Corp	1,415,807

91,130		NETSTREIT Corp	1,482,685

16,979		Outfront Media Inc	256,892

240,732		Park Hotels & Resorts Inc	2,392,876

137,702		Pebblebrook Hotel Trust	1,246,203

15,774		Piedmont Office Realty Trust Inc, Class A	93,224

258,594		Rexford Industrial Realty Inc	8,559,461

66,197		Ryman Hospitality Properties Inc	5,822,026

69,353		Sabra Health Care REIT Inc	1,237,951

54,162		SITE Centers Corp	641,275

13,000		SL Green Realty Corp	683,930

47,736		St Joe Co/The	2,020,188

223,290		Sunstone Hotel Investors Inc	1,862,239

115,907		Terreno Realty Corp	6,529,041

287,632		Uniti Group Inc	1,415,150

117,105		Xenia Hotels & Resorts Inc	1,250,682
		TOTAL REAL ESTATE	65,862,285

		UTILITIES - 3.6%

26,484		Chesapeake Utilities Corp	3,487,148

224,910		MDU Resources Group Inc	3,854,957

116,111		New Jersey Resources Corp	5,682,472

66,058		ONE Gas Inc	5,186,214

54,505		Ormat Technologies Inc	3,957,063

40,742		Southwest Gas Holdings Inc	2,941,980

66,782		Spire Inc	5,111,494

See Notes to Financial Statements	35

Portfolio of Investments April 30, 2025 (continued)

NUSC

SHARES		DESCRIPTION		VALUE

		UTILITIES (continued)

250,107		UGI Corp		$8,201,009
		TOTAL UTILITIES		38,422,337

		TOTAL COMMON STOCKS (Cost $1,146,098,487)		1,052,152,206

		TOTAL LONG-TERM INVESTMENTS (Cost $1,146,098,487)		1,052,248,119

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%

9,308,655	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)	$9,308,655

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $9,308,655)		9,308,655

		TOTAL INVESTMENTS - 100.2% (Cost $1,155,407,142)		1,061,556,774

		OTHER ASSETS & LIABILITIES, NET - (0.2)%		(2,638,620)

		NET ASSETS - 100%		$1,058,918,154

REIT	Real Estate Investment Trust

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,690,798.
(d)

The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(e)	The rate shown is the one-day yield as of the end of the reporting period.

36	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NDVG

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.8%

		COMMON STOCKS - 98.8%

		COMMUNICATION SERVICES - 1.6%

5,569		Comcast Corp, Class A	$190,460
		TOTAL COMMUNICATION SERVICES	190,460

		CONSUMER DISCRETIONARY - 7.9%

966		Lowe’s Cos Inc	215,959

994		McDonald’s Corp	317,732

1,378		Starbucks Corp	110,309

2,115		TJX Cos Inc/The	272,158
		TOTAL CONSUMER DISCRETIONARY	916,158

		CONSUMER STAPLES - 8.3%

2,525		Mondelez International Inc, Class A	172,028

1,000		PepsiCo Inc	135,580

1,897		Philip Morris International Inc	325,070

3,531		Walmart Inc	343,390
		TOTAL CONSUMER STAPLES	976,068

		ENERGY - 3.7%

1,487		Chevron Corp	202,321

2,198		Exxon Mobil Corp	232,175
		TOTAL ENERGY	434,496

		FINANCIALS - 15.4%

1,232		American Express Co	328,217

997		Ares Management Corp, Class A	152,073

1,812		JPMorgan Chase & Co	443,251

1,182		Marsh & McLennan Cos Inc	266,506

670		Mastercard Inc	367,200

487		S&P Global Inc	243,524
		TOTAL FINANCIALS	1,800,771

		HEALTH CARE - 11.7%

2,264		Abbott Laboratories	296,018

1,509		AbbVie Inc	294,406

442		Elevance Health Inc	185,896

1,688		Novo Nordisk A/S, Sponsored ADR	112,167

654		UnitedHealth Group Inc	269,082

1,379		Zoetis Inc	215,676
		TOTAL HEALTH CARE	1,373,245

		INDUSTRIALS - 8.4%

796		Eaton Corp PLC	234,319

933		Honeywell International Inc	196,396

318		Northrop Grumman Corp	154,707

624		Trane Technologies PLC	239,185

701		Union Pacific Corp	151,178
		TOTAL INDUSTRIALS	975,785

		INFORMATION TECHNOLOGY - 29.4%

938		Accenture PLC, Class A	280,603

3,420		Amphenol Corp, Class A	263,169

3,848		Apple Inc	817,700

2,810		Broadcom Inc	540,841

2,148		Microsoft Corp	849,018

790		Motorola Solutions Inc	347,908

1,518		Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	253,035

553		Texas Instruments Inc	88,508
		TOTAL INFORMATION TECHNOLOGY	3,440,782

		MATERIALS - 3.8%

559	(a)	Linde PLC	253,356

4,615		Smurfit WestRock PLC	193,922
		TOTAL MATERIALS	447,278

See Notes to Financial Statements	37

Portfolio of Investments April 30, 2025 (continued)

NDVG

SHARES	DESCRIPTION	VALUE

	REAL ESTATE - 4.3%

1,219	American Tower Corp	$274,775

2,215	Prologis Inc	226,373
	TOTAL REAL ESTATE	501,148

	UTILITIES - 4.3%

3,783	NextEra Energy Inc	253,007

2,277	WEC Energy Group Inc	249,377
	TOTAL UTILITIES	502,384

	TOTAL COMMON STOCKS (Cost $11,714,881)	11,558,575

	TOTAL LONG-TERM INVESTMENTS (Cost $11,714,881)	11,558,575

	OTHER ASSETS & LIABILITIES, NET - 1.2%	140,470

	NET ASSETS - 100%	$11,699,045

ADR	American Depositary Receipt
S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

38	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NUGO

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 97.0%

		COMMON STOCKS - 97.0%

		COMMUNICATION SERVICES - 13.3%

675,858		Alphabet Inc, Class A	$107,326,250

264,873		Meta Platforms Inc	145,415,277

76,826	(a)	Netflix Inc	86,945,521
		TOTAL COMMUNICATION SERVICES	339,687,048

		CONSUMER DISCRETIONARY - 14.1%

1,116,365	(a)	Amazon.com Inc	205,880,033

7,421	(a)	AutoZone Inc	27,922,255

8,426		Booking Holdings Inc	42,966,533

464,962	(a)	Chipotle Mexican Grill Inc	23,489,880

65,024		NIKE Inc, Class B	3,667,354

23,362	(a)	O’Reilly Automotive Inc	33,061,903

44,260		Starbucks Corp	3,543,013

66,602	(a)	Tesla Inc	18,792,420
		TOTAL CONSUMER DISCRETIONARY	359,323,391

		CONSUMER STAPLES - 3.0%

76,290		Costco Wholesale Corp	75,870,405
		TOTAL CONSUMER STAPLES	75,870,405

		FINANCIALS - 6.3%

207,597	(a)	Fiserv Inc	38,316,178

37,355		KKR & Co Inc	4,268,556

218,300		Mastercard Inc	119,641,498
		TOTAL FINANCIALS	162,226,232

		HEALTH CARE - 9.0%

201,200		Alcon AG	19,639,132

236,689	(a)	Dexcom Inc	16,894,861

118,262		Eli Lilly & Co	106,311,625

92,015	(a)	Intuitive Surgical Inc	47,461,337

285,858		Novo Nordisk A/S, Sponsored ADR	18,995,264

47,162		UnitedHealth Group Inc	19,404,333
		TOTAL HEALTH CARE	228,706,552

		INDUSTRIALS - 4.6%

325,766		Carrier Global Corp	20,373,406

69,589		Eaton Corp PLC	20,484,914

61,497		Emerson Electric Co	6,463,950

81,095		General Electric Co	16,343,886

65,104		HEICO Corp	16,325,479

139,649		Howmet Aerospace Inc	19,352,558

230,282	(a)	Uber Technologies Inc	18,655,145
		TOTAL INDUSTRIALS	117,999,338

		INFORMATION TECHNOLOGY - 44.9%

1,061,870		Apple Inc	225,647,375

81,213		Applied Materials Inc	12,239,611

496,189	(a)	Arista Networks Inc	40,821,469

750,843		Broadcom Inc	144,514,752

52,905	(a)	Crowdstrike Holdings Inc, Class A	22,689,368

450,641		Marvell Technology Inc	26,303,915

734,253		Microsoft Corp	290,220,841

2,282,963		NVIDIA Corp	248,660,330

141,006	(a)	Palo Alto Networks Inc	26,358,252

74,425	(a)	PTC Inc	11,533,642

60,821	(a)	ServiceNow Inc	58,084,663

232,791	(a)	Shopify Inc, Class A	22,115,145

120,391	(a)	Trade Desk Inc/The, Class A	6,456,569

44,918	(a)	Zscaler Inc	10,159,104
		TOTAL INFORMATION TECHNOLOGY	1,145,805,036

See Notes to Financial Statements	39

Portfolio of Investments April 30, 2025 (continued)

NUGO

SHARES		DESCRIPTION	VALUE

		MATERIALS - 1.8%

485,491		Corteva Inc	$30,095,587

32,734	(a)	Linde PLC	14,836,031
		TOTAL MATERIALS	44,931,618

		TOTAL COMMON STOCKS (Cost $1,771,170,825)	2,474,549,620

		TOTAL LONG-TERM INVESTMENTS (Cost $1,771,170,825)	2,474,549,620

		OTHER ASSETS & LIABILITIES, NET - 3.0%	76,630,292

		NET ASSETS - 100%	$2,551,179,912

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

40	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

NSCS

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 97.9%

		COMMON STOCKS - 97.9%

		COMMUNICATION SERVICES - 2.1%

7,116	(a)	Magnite Inc	$84,609

2,363	(a)	Ziff Davis Inc	69,780
		TOTAL COMMUNICATION SERVICES	154,389

		CONSUMER DISCRETIONARY - 8.2%

1,002	(a)	Boot Barn Holdings Inc	104,549

1,674		Boyd Gaming Corp	115,740

1,381		Patrick Industries Inc	106,309

1,258		Signet Jewelers Ltd	74,599

2,968	(a)	Tri Pointe Homes Inc	91,266

356		Wingstop Inc	93,945
		TOTAL CONSUMER DISCRETIONARY	586,408

		CONSUMER STAPLES - 3.9%

1,100	(a)	BellRing Brands Inc	84,854

2,984	(a)	Guardian Pharmacy Services Inc, Class A	74,719

3,747		Primo Brands Corp	122,415

		TOTAL CONSUMER STAPLES	281,988

		ENERGY - 3.2%

2,831		Matador Resources Co	111,938

4,863		Northern Oil & Gas Inc	118,171
		TOTAL ENERGY	230,109

		FINANCIALS - 18.4%

924		Ameris Bancorp	54,147

2,235		Banner Corp	136,648

464		Evercore Inc	95,254

2,719		First Interstate BancSystem Inc, Class A	71,224

1,340		FirstCash Holdings Inc	179,506

3,971		Home BancShares Inc/AR	110,195

6,922		Ladder Capital Corp	72,266

556		Piper Sandler Cos	134,063

1,171		Preferred Bank/Los Angeles CA	93,516

265		Primerica Inc	69,449

912		SouthState Corp	79,144

3,083		Veritex Holdings Inc	71,772

1,424		Wintrust Financial Corp	158,306
		TOTAL FINANCIALS	1,325,490

		HEALTH CARE - 17.4%

2,425	(a)	Acadia Healthcare Co Inc	56,745

7,153	(a)	Alphatec Holdings Inc	78,540

1,047	(a)	ANI Pharmaceuticals Inc	74,149

557	(a)	Axsome Therapeutics Inc	62,545

975	(a)	Biohaven Ltd	21,567

292	(a)	Blueprint Medicines Corp	26,134

2,290	(a)	Castle Biosciences Inc	45,915

1,097	(a)	Crinetics Pharmaceuticals Inc	36,629

1,062		Encompass Health Corp	124,243

1,364	(a),(b)	Establishment Labs Holdings Inc	41,397

636	(a)	Glaukos Corp	59,943

1,106	(a)	Halozyme Therapeutics Inc	67,930

1,606	(a)	HealthEquity Inc	137,666

797	(a)	Insmed Inc	57,384

320	(a)	Krystal Biotech Inc	54,362

1,448	(a)	Merit Medical Systems Inc	136,764

1,430	(a)	RadNet Inc	74,903

5,315	(a)	SI-BONE Inc	72,550

583	(a)	Ultragenyx Pharmaceutical Inc	22,725
		TOTAL HEALTH CARE	1,252,091

See Notes to Financial Statements	41

Portfolio of Investments April 30, 2025 (continued)

NSCS

SHARES		DESCRIPTION			VALUE

		INDUSTRIALS - 21.1%

668	(a)	AeroVironment Inc			$101,215

503		Applied Industrial Technologies Inc			122,370

1,101		ArcBest Corp			64,431

1,212		Arcosa Inc			97,045

3,307		Atmus Filtration Technologies Inc			114,654

1,114	(a)	Casella Waste Systems Inc, Class A			130,839

664		Enpro Inc			99,202

891		ESCO Technologies Inc			139,397

1,017	(a)	Kirby Corp			98,008

4,002	(a)	Kratos Defense & Security Solutions Inc			135,207

1,042		Maximus Inc			69,772

847	(a)	SPX Technologies Inc			113,625

561		Watts Water Technologies Inc, Class A			116,548

2,092	(a)	WNS Holdings Ltd			126,608
		TOTAL INDUSTRIALS			1,528,921

		INFORMATION TECHNOLOGY - 12.7%

616	(a)	Commvault Systems Inc			102,952

5,480	(a)	Grid Dynamics Holdings Inc			77,597

3,556	(a)	Ichor Holdings Ltd			70,338

1,171	(a)	Itron Inc			130,320

1,301	(a)	Lumentum Holdings Inc			76,811

1,494	(a)	PAR Technology Corp			87,250

1,368	(a)	Q2 Holdings Inc			108,414

2,589	(a)	Semtech Corp			80,906

4,297	(a)	SentinelOne Inc, Class A			79,495

1,309	(a)	Workiva Inc			98,528
		TOTAL INFORMATION TECHNOLOGY			912,611

		MATERIALS - 3.5%

2,401		Avient Corp			79,977

2,157		Commercial Metals Co			96,073

864	(a)	Knife River Corp			80,680
		TOTAL MATERIALS			256,730

		REAL ESTATE - 4.1%

3,164		CareTrust REIT Inc			92,610

630		EastGroup Properties Inc			102,955

2,984		STAG Industrial Inc			98,561
		TOTAL REAL ESTATE			294,126

		UTILITIES - 3.3%

1,843		Black Hills Corp			112,239

1,620		Spire Inc			123,995
		TOTAL UTILITIES			236,234

		TOTAL COMMON STOCKS (Cost $6,527,137)			7,059,097

		TOTAL LONG-TERM INVESTMENTS (Cost $6,527,137)			7,059,097

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%

31,841	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%	(d)	$31,841

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $31,841)			31,841

		TOTAL INVESTMENTS - 98.3% (Cost $6,558,978)			7,090,938

		OTHER ASSETS & LIABILITIES, NET - 1.7%			123,333

		NET ASSETS - 100%			$7,214,271

REIT	Real Estate Investment Trust

42	See Notes to Financial Statements

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $31,048.
(c)

The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(d)	The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements	43

Portfolio of Investments April 30, 2025

NWLG

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.5%

		COMMON STOCKS - 99.5%

		COMMUNICATION SERVICES - 9.6%

794		Alphabet Inc, Class A	$126,087

496		Alphabet Inc, Class C	79,801

486		Meta Platforms Inc	266,814

144	(a)	Netflix Inc	162,968

356	(a)	Spotify Technology SA	218,577
		TOTAL COMMUNICATION SERVICES	854,247

		CONSUMER DISCRETIONARY - 14.6%

3,273	(a)	Amazon.com Inc	603,607

30		Booking Holdings Inc	152,978

960	(a)	Cava Group Inc	88,733

2,412	(a)	Chipotle Mexican Grill Inc	121,854

585	(a)	DoorDash Inc, Class A	112,841

405		Hilton Worldwide Holdings Inc	91,319

460	(a)	Tesla Inc	129,794
		TOTAL CONSUMER DISCRETIONARY	1,301,126

		FINANCIALS - 10.6%

289		Arthur J Gallagher & Co	92,679

473	(a)	Fiserv Inc	87,302

527		LPL Financial Holdings Inc	168,529

522		Mastercard Inc	286,087

915		Visa Inc, Class A	316,133
		TOTAL FINANCIALS	950,730

		HEALTH CARE - 10.3%

367	(a)	Alnylam Pharmaceuticals Inc	96,609

430		Danaher Corp	85,712

391		Eli Lilly & Co	351,489

461	(a)	Intuitive Surgical Inc	237,784

394		Stryker Corp	147,325
		TOTAL HEALTH CARE	918,919

		INDUSTRIALS - 9.8%

410		Automatic Data Processing Inc	123,246

192	(a)	Axon Enterprise Inc	117,754

670		Cintas Corp	141,826

702		General Electric Co	141,481

1,009		Howmet Aerospace Inc	139,827

287		Trane Technologies PLC	110,010

1,180		Vertiv Holdings Co, Class A	100,748
		TOTAL INDUSTRIALS	874,892

		INFORMATION TECHNOLOGY - 43.2%

2,904		Apple Inc	617,100

1,512		Broadcom Inc	291,015

101	(a)	Fair Isaac Corp	200,958

235		Intuit Inc	147,455

2,994		Lam Research Corp	214,580

2,202		Microsoft Corp	870,362

5,904		NVIDIA Corp	643,064

530		Oracle Corp	74,581

7,010	(a)	SailPoint Inc	120,292

244	(a)	ServiceNow Inc	233,022

1,461	(a)	Shopify Inc, Class A	138,795

585	(a)	Snowflake Inc, Class A	93,302

501		Texas Instruments Inc	80,185

555	(a)	Workday Inc, Class A	135,975
		TOTAL INFORMATION TECHNOLOGY	3,860,686

44	See Notes to Financial Statements

SHARES	DESCRIPTION	VALUE

	MATERIALS - 1.4%

507	Ecolab Inc	$127,475
	TOTAL MATERIALS	127,475
	TOTAL COMMON STOCKS (Cost $7,228,236)	8,888,075
	TOTAL LONG-TERM INVESTMENTS (Cost $7,228,236)	8,888,075
	OTHER ASSETS & LIABILITIES, NET - 0.5%	46,231
	NET ASSETS - 100%	$8,934,306

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See Notes to Financial Statements	45

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	NUDV	NUEM	NUDM	NULC	NULG
ASSETS
Long-term investments, at value†‡	$26,861,605	$301,400,690	$522,923,103	$41,778,667	$1,362,302,045
Investments purchased with collateral from securities lending, at value (cost approximates value)	—	3,438,472	—	—	—
Cash	51,603	691,987	905,603	69,297	52,588,670
Receivables:
Dividends	38,455	432,710	2,201,959	31,030	99,828
Investments sold	—	70,658	67,305	—	—
Reclaims	—	22,509	1,165,522	—	—
Securities lending income	—	1,556	—	4	—
Shares sold	—	—	414,971	—	—
Variation margin on futures contracts	—	—	—	—	43,560
Other	149	3,413	10,866	417	18,968

Total assets	26,951,812	306,061,995	527,689,329	41,879,415	1,415,053,071
LIABILITIES
Payables:
Management fees	4,542	84,021	121,700	6,281	275,331
Capital gains tax	—	1,244,045	—	—	—
Collateral from securities lending	—	3,438,472	—	—	—
Investments purchased - regular settlement	—	423,669	257,502	—	—
Accrued expenses:
Trustees fees	109	2,272	3,546	291	12,308
Other	141	3,439	5,235	394	18,186

Total liabilities	4,792	5,195,918	387,983	6,966	305,825

Net assets	$26,947,020	$300,866,077	$527,301,346	$41,872,449	$1,414,747,246
Shares outstanding	1,000,000	10,200,000	15,900,000	950,000	17,500,000
Net asset value (“NAV”) per share	$26.95	$29.50	$33.16	$44.08	$80.84
NET ASSETS CONSIST OF:
Paid-in capital	27,237,445	300,730,905	453,509,238	34,059,528	1,294,589,721
Total distributable earnings (loss)	(290,425)	135,172	73,792,108	7,812,921	120,157,525
Net assets	$26,947,020	$300,866,077	$527,301,346	$41,872,449	$1,414,747,246
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01
† Long-term investments, cost	$27,068,990	$265,191,951	$439,016,883	$36,010,829	$1,200,728,940
‡ Includes securities loaned of	$—	$3,319,675	$—	$—	$—

46	See Notes to Financial Statements

Statement of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)	NULV	NUMG	NUMV	NUSC	NDVG
ASSETS
Long-term investments, at value†‡	$1,593,426,035	$384,080,991	$351,367,596	$1,052,248,119	$11,558,575
Investments purchased with collateral from securities lending, at value (cost approximates value)	365,248	—	195,215	9,308,655	—
Cash	2,655,470	383,570	626,468	6,720,988	136,217
Receivables:
Dividends	2,492,390	102,422	85,140	202,527	10,392
Reclaims	46,783	—	8,992	—	—
Securities lending income	144	—	158	7,226	—
Other	27,075	6,501	5,249	21,089	137

Total assets	1,599,013,145	384,573,484	352,288,818	1,068,508,604	11,705,321
LIABILITIES
Payables:
Management fees	323,303	90,292	84,998	253,707	6,054
Collateral from securities lending	365,248	—	195,215	9,308,655	—
Shares redeemed	5,646	1,638	—	—	—
Accrued expenses:
Trustees fees	12,947	3,445	2,826	9,783	91
Other	26,119	6,251	5,043	18,305	131

Total liabilities	733,263	101,626	288,082	9,590,450	6,276

Net assets	$1,598,279,882	$384,471,858	$352,000,736	$1,058,918,154	$11,699,045
Shares outstanding	40,750,000	8,900,000	10,500,000	28,300,000	370,000
Net asset value (“NAV”) per share	$39.22	$43.20	$33.52	$37.42	$31.62
NET ASSETS CONSIST OF:
Paid-in capital	1,672,499,449	456,248,562	388,401,398	1,321,853,466	10,852,556
Total distributable earnings (loss)	(74,219,567)	(71,776,704)	(36,400,662)	(262,935,312)	846,489
Net assets	$1,598,279,882	$384,471,858	$352,000,736	$1,058,918,154	$11,699,045
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01
† Long-term investments, cost	$1,573,657,405	$406,844,657	$357,795,845	$1,146,098,487	$11,714,881
‡ Includes securities loaned of	$359,941	$—	$191,595	$8,690,798	$—

See Notes to Financial Statements	47

Statement of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)	NUGO	NSCS	NWLG
ASSETS
Long-term investments, at value†‡	$2,474,549,620	$7,059,097	$8,888,075
Investments purchased with collateral from securities lending, at value (cost approximates value)	—	31,841	—
Cash	60,090,712	194,019	49,674
Receivables:
Dividends	192,778	1,846	1,078
Investments sold	17,376,040	18,277	—
Reclaims	83,536	—	—
Securities lending income	—	10	—
Other	40,982	95	96

Total assets	2,552,333,668	7,305,185	8,938,923
LIABILITIES
Payables:
Management fees	1,091,536	4,888	4,452
Collateral from securities lending	—	31,841	—
Investments purchased - regular settlement	—	54,033	—
Accrued expenses:
Trustees fees	22,687	62	76
Other	39,533	90	89

Total liabilities	1,153,756	90,914	4,617

Net assets	$2,551,179,912	$7,214,271	$8,934,306
Shares outstanding	82,530,000	290,000	290,000
Net asset value (“NAV”) per share	$30.91	$24.88	$30.81
NET ASSETS CONSIST OF:
Paid-in capital	2,448,137,255	7,534,949	7,593,537
Total distributable earnings (loss)	103,042,657	(320,678)	1,340,769
Net assets	$2,551,179,912	$7,214,271	$8,934,306
Authorized shares	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01
† Long-term investments, cost	$1,771,170,825	$6,527,137	$7,228,236
‡ Includes securities loaned of	$—	$31,048	$—

48	See Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	NUDV	NUEM	NUDM	NULC	NULG

INVESTMENT INCOME
Dividends	$240,459	$3,479,094	$7,887,637	$244,110	$2,910,597
Interest	—	—	16,947	26	—
Securities lending income, net	—	1,796	—	30	—
Tax withheld on income	(326)	(380,806)	(967,643)	(118)	—

Total investment income	240,133	3,100,084	6,936,941	244,048	2,910,597
EXPENSES
Management fees	21,502	512,301	716,383	36,863	1,849,059
Professional fees	85	1,685	2,688	207	8,721
Trustees fees	213	4,188	6,470	539	22,681
Total expenses	21,800	518,174	725,541	37,609	1,880,461

Net investment income (loss)	218,333	2,581,910	6,211,400	206,439	1,030,136

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments*	(116,544)	2,067,325	1,715,061	1,368,224	55,191,909
In-kind redemptions	—	165,896	1,584,116	661,283	15,132,776
Futures contracts	—	—	—	—	(1,251,766)
Foreign currency transactions	—	(369,084)	(419,517)	—	—
Net realized gain (loss)	(116,544)	1,864,137	2,879,660	2,029,507	69,072,919
Change in unrealized appreciation (depreciation) on:
Investments**	(907,490)	(7,235,310)	27,103,393	(2,452,103)	(92,414,895)
Futures contracts	—	—	—	—	(447,506)
Foreign currency translations	—	9,337	184,951	—	—
Net change in unrealized appreciation (depreciation)	(907,490)	(7,225,973)	27,288,344	(2,452,103)	(92,862,401)
Net realized and unrealized gain (loss)	(1,024,034)	(5,361,836)	30,168,004	(422,596)	(23,789,482)
Net increase (decrease) in net assets from operations	$(805,701)	$(2,779,926)	$36,379,404	$(216,157)	$(22,759,346)
* Net of foreign capital gains tax	$—	$(658,483)	$—	$—	$—
** Net of change in foreign capital gains tax	$—	$1,067,654	$—	$—	$—

See Notes to Financial Statements	49

Statement of Operations (continued)

Six Months Ended April 30, 2025 (Unaudited)	NULV	NUMG	NUMV	NUSC	NDVG

INVESTMENT INCOME
Dividends	$18,074,692	$676,208	$3,579,226	$7,062,750	$109,667
Interest	—	—	—	229	—
Securities lending income, net	750	—	760	61,837	—
Tax withheld on income	(35,283)	—	(13,634)	(13,744)	—

Total investment income	18,040,159	676,208	3,566,352	7,111,072	109,667
EXPENSES
Management fees	2,073,835	623,969	540,340	1,800,554	39,173
Professional fees	9,532	2,297	2,090	6,965	66
Trustees fees	23,581	6,393	5,173	17,993	168
Total expenses	2,106,948	632,659	547,603	1,825,512	39,407

Net investment income (loss)	15,933,211	43,549	3,018,749	5,285,560	70,260

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	(22,525,597)	(772,355)	(2,774,817)	(23,095,058)	53,032
In-kind redemptions	125,053,469	52,807,749	33,321,453	93,834,343	1,280,802
Net realized gain (loss)	102,527,872	52,035,394	30,546,636	70,739,285	1,333,834
Change in unrealized appreciation (depreciation) on:
Investments	(141,376,659)	(61,866,289)	(48,782,358)	(195,847,865)	(1,537,681)
Net change in unrealized appreciation (depreciation)	(141,376,659)	(61,866,289)	(48,782,358)	(195,847,865)	(1,537,681)
Net realized and unrealized gain (loss)	(38,848,787)	(9,830,895)	(18,235,722)	(125,108,580)	(203,847)

Net increase (decrease) in net assets from operations	$(22,915,576)	$(9,787,346)	$(15,216,973)	$(119,823,020)	$(133,587)

50	See Notes to Financial Statements

Statement of Operations (continued)

Six Months Ended April 30, 2025 (Unaudited)	NUGO	NSCS	NWLG

INVESTMENT INCOME
Affiliated income	$—	$—	$441
Dividends	5,725,807	50,432	23,339
Interest	—	6	—
Securities lending income, net	—	169	—
Tax withheld on income	—	(1,069)	—

Total investment income	5,725,807	49,538	23,780
EXPENSES
Management fees	7,382,715	33,141	30,008
Professional fees	15,768	45	55
Trustees fees	41,685	114	140
Total expenses	7,440,168	33,300	30,203

Net investment income (loss)	(1,714,361)	16,238	(6,423)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	23,341,573	(130,989)	59,708
In-kind redemptions	89,028,750	—	529,985
Net realized gain (loss)	112,370,323	(130,989)	589,693
Change in unrealized appreciation (depreciation) on:
Investments	(228,823,906)	(702,675)	(900,834)
Net change in unrealized appreciation (depreciation)	(228,823,906)	(702,675)	(900,834)
Net realized and unrealized gain (loss)	(116,453,583)	(833,664)	(311,141)
Net increase (decrease) in net assets from operations	$(118,167,944)	$(817,426)	$(317,564)

See Notes to Financial Statements	51

Statement of Changes in Net Assets

	NUDV		NUEM
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$218,333	$267,585	$2,581,910	$5,409,829
Net realized gain (loss)	(116,544)	1,022,155	1,864,137	(4,036,287)
Net change in unrealized appreciation (depreciation)	(907,490)	1,786,753	(7,225,973)	51,264,572

Net increase (decrease) in net assets from operations	(805,701)	3,076,493	(2,779,926)	52,638,114
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(673,310)	(272,150)	(5,496,020)	(5,500,560)

Total distributions	(673,310)	(272,150)	(5,496,020)	(5,500,560)
FUND SHARE TRANSACTIONS
Subscriptions	16,724,103	2,985,679	26,517,802	28,573,072
Redemptions	—	(5,303,640)	(8,000,314)	—

Net increase (decrease) from Fund share transactions	16,724,103	(2,317,961)	18,517,488	28,573,072

Net increase (decrease) in net assets	15,245,092	486,382	10,241,542	75,710,626

Net assets at the beginning of period	11,701,928	11,215,546	290,624,535	214,913,909

Net assets at the end of period	$26,947,020	$11,701,928	$300,866,077	$290,624,535

52	See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	NUDM		NULC
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$6,211,400	$10,693,089	$206,439	$354,747
Net realized gain (loss)	2,879,660	15,073,500	2,029,507	660,894
Net change in unrealized appreciation (depreciation)	27,288,344	65,074,951	(2,452,103)	6,989,499

Net increase (decrease) in net assets from operations	36,379,404	90,841,540	(216,157)	8,005,140
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(14,705,880)	(12,192,840)	(677,040)	(334,750)

Total distributions	(14,705,880)	(12,192,840)	(677,040)	(334,750)
FUND SHARE TRANSACTIONS
Subscriptions	47,282,623	44,047,979	10,648,089	4,170,767
Redemptions	(6,385,163)	(11,489,566)	(2,227,249)	–

Net increase (decrease) from Fund share transactions	40,897,460	32,558,413	8,420,840	4,170,767

Net increase (decrease) in net assets	62,570,984	111,207,113	7,527,643	11,841,157

Net assets at the beginning of period	464,730,362	353,523,249	34,344,806	22,503,649

Net assets at the end of period	$527,301,346	$464,730,362	$41,872,449	$34,344,806

See Notes to Financial Statements

53

Statement of Changes in Net Assets (continued)

	NULG		NULV
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$1,030,136	$3,589,542	$15,933,211	$33,335,886
Net realized gain (loss)	69,072,919	195,915,115	102,527,872	71,031,344
Net change in unrealized appreciation (depreciation)	(92,862,401)	232,916,309	(141,376,659)	277,350,070

Net increase (decrease) in net assets from operations	(22,759,346)	432,420,966	(22,915,576)	381,717,300
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(2,412,225)	(5,151,450)	(33,944,625)	(37,705,745)

Total distributions	(2,412,225)	(5,151,450)	(33,944,625)	(37,705,745)
FUND SHARE TRANSACTIONS
Subscriptions	52,533,233	802,955,683	417,797,266	657,608,987
Redemptions	(111,623,354)	(768,715,035)	(457,152,688)	(690,761,184)

Net increase (decrease) from Fund share transactions	(59,090,121)	34,240,648	(39,355,422)	(33,152,197)

Net increase (decrease) in net assets	(84,261,692)	461,510,164	(96,215,623)	310,859,358

Net assets at the beginning of period	1,499,008,938	1,037,498,774	1,694,495,505	1,383,636,147

Net assets at the end of period	$1,414,747,246	$1,499,008,938	$1,598,279,882	$1,694,495,505

See Notes to Financial Statements

54

Statement of Changes in Net Assets (continued)

	NUMG		NUMV
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$43,549	$377,581	$3,018,749	$6,482,431
Net realized gain (loss)	52,035,394	29,034,912	30,546,636	24,094,313
Net change in unrealized appreciation (depreciation)	(61,866,289)	68,340,429	(48,782,358)	73,454,661

Net increase (decrease) in net assets from operations	(9,787,346)	97,752,922	(15,216,973)	104,031,405
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(243,440)	(696,525)	(6,410,700)	(7,463,725)

Total distributions	(243,440)	(696,525)	(6,410,700)	(7,463,725)
FUND SHARE TRANSACTIONS
Subscriptions	188,195,303	225,747,538	112,483,245	140,045,348
Redemptions	(194,300,878)	(246,257,929)	(103,935,369)	(168,349,723)

Net increase (decrease) from Fund share transactions	(6,105,575)	(20,510,391)	8,547,876	(28,304,375)

Net increase (decrease) in net assets	(16,136,361)	76,546,006	(13,079,797)	68,263,305

Net assets at the beginning of period	400,608,219	324,062,213	365,080,533	296,817,228

Net assets at the end of period	$384,471,858	$400,608,219	$352,000,736	$365,080,533

See Notes to Financial Statements

55

Statement of Changes in Net Assets (continued)

	NUSC		NDVG
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$5,285,560	$11,233,576	$70,260	$137,169
Net realized gain (loss)	70,739,285	34,434,848	1,333,834	1,511,153
Net change in unrealized appreciation (depreciation)	(195,847,865)	239,944,443	(1,537,681)	1,314,288

Net increase (decrease) in net assets from operations	(119,823,020)	285,612,867	(133,587)	2,962,610
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(13,976,730)	(11,720,700)	(70,328)	(138,827)

Total distributions	(13,976,730)	(11,720,700)	(70,328)	(138,827)
FUND SHARE TRANSACTIONS
Subscriptions	275,438,426	495,291,080	6,826,395	8,141,413
Redemptions	(291,854,858)	(449,650,302)	(6,265,144)	(7,837,567)

Net increase (decrease) from Fund share transactions	(16,416,432)	45,640,778	561,251	303,846

Net increase (decrease) in net assets	(150,216,182)	319,532,945	357,336	3,127,629

Net assets at the beginning of period	1,209,134,336	889,601,391	11,341,709	8,214,080

Net assets at the end of period	$1,058,918,154	$1,209,134,336	$11,699,045	$11,341,709

See Notes to Financial Statements

56

Statement of Changes in Net Assets (continued)

	NUGO		NSCS
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$(1,714,361)	$(712,597)	$16,238	$19,117
Net realized gain (loss)	112,370,323	337,446,430	(130,989)	405,830
Net change in unrealized appreciation (depreciation)	(228,823,906)	760,424,659	(702,675)	1,373,117

Net increase (decrease) in net assets from operations	(118,167,944)	1,097,158,492	(817,426)	1,798,064
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	–	(5,148,114)	(22,491)	(7,904)

Total distributions	–	(5,148,114)	(22,491)	(7,904)
FUND SHARE TRANSACTIONS
Subscriptions	120,517,015	71,062,856	593,743	534,060
Redemptions	(201,995,952)	(889,242,154)	–	(256,889)

Net increase (decrease) from Fund share transactions	(81,478,937)	(818,179,298)	593,743	277,171

Net increase (decrease) in net assets	(199,646,881)	273,831,080	(246,174)	2,067,331

Net assets at the beginning of period	2,750,826,793	2,476,995,713	7,460,445	5,393,114

Net assets at the end of period	$2,551,179,912	$2,750,826,793	$7,214,271	$7,460,445

See Notes to Financial Statements

57

Statement of Changes in Net Assets (continued)

	NWLG
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$(6,423)	$(10,694)
Net realized gain (loss)	589,693	575,418
Net change in unrealized appreciation (depreciation)	(900,834)	2,009,562

Net increase (decrease) in net assets from operations	(317,564)	2,574,286
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(252)	(1,000)

Total distributions	(252)	(1,000)
FUND SHARE TRANSACTIONS
Subscriptions	1,386,684	1,522,085
Redemptions	(1,376,477)	(297,956)

Net increase (decrease) from Fund share transactions	10,207	1,224,129

Net increase (decrease) in net assets	(307,609)	3,797,415

Net assets at the beginning of period	9,241,915	5,444,500

Net assets at the end of period	$8,934,306	$9,241,915

See Notes to Financial Statements

58

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized /Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Market Price, End of Period
NUDV
4/30/25(d)	$29.25	$0.35	$(1.39)	$(1.04)	$(0.24)	$(1.02)	$–	$(1.26)	$26.95	$26.98
10/31/24	22.43	0.71	6.87	7.58	(0.76)	–	–	(0.76)	29.25	29.27
10/31/23	23.52	0.65	(0.99)	(0.34)	(0.61)	(0.14)	–	(0.75)	22.43	22.41
10/31/22	25.69	0.62	(2.21)	(1.59)	(0.58)	–	–	(0.58)	23.52	23.52
10/31/21(f)	25.00	0.05	0.64	0.69	–	–	–	–	25.69	25.71
NUEM
4/30/25(d)	30.27	0.26	(0.46)	(0.20)	(0.57)	–	–	(0.57)	29.50	29.35
10/31/24	24.99	0.59	5.33	5.92	(0.64)	–	–	(0.64)	30.27	30.44
10/31/23	22.77	0.60	2.10	2.70	(0.48)	–	–	(0.48)	24.99	24.95
10/31/22	34.14	0.69	(11.27)	(10.58)	(0.38)	(0.41)	–	(0.79)	22.77	22.71
10/31/21	29.18	0.52	4.86	5.38	(0.42)	–	–	(0.42)	34.14	34.15
10/31/20	25.57	0.40	3.75	4.15	(0.54)	–	–	(0.54)	29.18	29.37
NUDM
4/30/25(d)	31.83	0.41	1.92	2.33	(1.00)	–	–	(1.00)	33.16	33.01
10/31/24	25.99	0.78	5.98	6.76	(0.92)	–	–	(0.92)	31.83	31.85
10/31/23	23.49	0.81	2.20	3.01	(0.51)	–	–	(0.51)	25.99	26.15
10/31/22	32.30	0.78	(8.26)	(7.48)	(0.88)	(0.45)	–	(1.33)	23.49	23.51
10/31/21	24.33	0.98	7.42	8.40	(0.43)	–	–	(0.43)	32.30	32.53
10/31/20	26.74	0.54	(2.03)	(1.49)	(0.92)	–	–	(0.92)	24.33	24.50
NULC
4/30/25(d)	45.79	0.25	(1.12)	(0.87)	(0.47)	(0.37)	–	(0.84)	44.08	44.12
10/31/24	34.62	0.51	11.18	11.69	(0.52)	–	–	(0.52)	45.79	45.89
10/31/23	32.79	0.51	2.08	2.59	(0.44)	(0.32)	–	(0.76)	34.62	34.62
10/31/22	43.34	0.51	(8.52)	(8.01)	(0.43)	(2.11)	–	(2.54)	32.79	32.82
10/31/21	31.05	0.46	13.25	13.71	(0.48)	(0.94)	–	(1.42)	43.34	43.39
10/31/20	28.01	0.53	2.74	3.27	(0.21)	(0.02)	–	(0.23)	31.05	30.95
NULG
4/30/25(d)	82.59	0.06	(1.67)	(1.61)	(0.14)	–	–	(0.14)	80.84	80.64
10/31/24	58.62	0.20	24.07	24.27	(0.30)	–	–	(0.30)	82.59	82.53
10/31/23	49.30	0.24	9.28	9.52	(0.20)	–	–	(0.20)	58.62	58.58
10/31/22	71.98	0.25	(19.45)	(19.20)	(0.14)	(3.34)	–	(3.48)	49.30	49.30
10/31/21	49.60	0.07	23.82	23.89	(0.11)	(1.40)	–	(1.51)	71.98	72.01
10/31/20	38.97	0.18	10.91	11.09	(0.20)	(0.26)	–	(0.46)	49.60	49.54

(a)	Based on average shares outstanding.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.

(c)	Does not include in-kind transactions.
(d)	Unaudited
(e)	Annualized.
(f)	For the period September 27, 2021 (commencement of operations) through October 31, 2021.

59

		Ratios and Supplemental Data
Total Return			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Market Price(b)	Net Assets, End of Period (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(3.62)%	(3.55)%	$26,947	0.25	%(e)	2.54	%(e)	35%
34.14	34.35	11,702	0.26		2.68		68
(1.59)	(1.69)	11,216	0.26		2.74		57
(6.22)	(6.31)	8,232	0.26		2.52		76
2.74	2.85	5,137	0.25	(e)	2.04	(e)	0

(0.70)	(1.70)	300,866	0.35	(e)	1.76	(e)	35
24.12	24.98	290,625	0.36		2.13		58
11.80	12.00	214,914	0.36		2.28		71
(31.62)	(31.88)	177,614	0.36		2.45		63
18.45	17.77	122,896	0.44		1.49		61
16.41	16.47	46,695	0.45		1.56		81

7.57	7.07	527,301	0.30	(e)	2.60	(e)	31
26.37	25.71	464,730	0.31		2.55		58
12.84	13.40	353,523	0.31		2.94		66
(24.17)	(24.57)	267,756	0.31		2.93		62
34.83	34.73	161,503	0.39		3.16		64
(5.91)	(5.67)	53,520	0.40		2.17		66

(1.95)	(2.07)	41,872	0.20	(e)	1.12	(e)	31
34.04	34.32	34,345	0.21		1.20		50
8.06	7.96	22,504	0.21		1.48		71
(19.57)	(19.59)	24,589	0.21		1.39		57
45.28	45.91	30,335	0.20		1.20		49
11.71	11.43	17,079	0.20		1.81		61

(1.96)	(2.14)	1,414,747	0.25	(e)	0.14	(e)	27
41.51	41.50	1,499,009	0.26		0.27		60
19.36	19.29	1,037,499	0.26		0.42		78
(27.90)	(27.94)	793,754	0.26		0.44		80
49.04	49.29	942,876	0.34		0.11		66
28.66	28.42	344,703	0.35		0.39		86

See Notes to Financial Statements

60

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized /Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Market Price, End of Period
NULV
4/30/25(d)	$40.73	$0.39	$(1.08)	$(0.69)	$(0.82)	$–	$–	$(0.82)	$39.22	$39.21
10/31/24	32.63	0.80	8.22	9.02	(0.92)	–	–	(0.92)	40.73	40.74
10/31/23	34.26	0.87	(1.77)	(0.90)	(0.73)	–	–	(0.73)	32.63	32.59
10/31/22	39.42	0.77	(4.17)	(3.40)	(0.63)	(1.13)	–	(1.76)	34.26	34.30
10/31/21	28.62	0.77	10.50	11.27	(0.47)	–	–	(0.47)	39.42	39.44
10/31/20	31.52	0.77	(3.19)	(2.42)	(0.48)	–	–	(0.48)	28.62	28.65
NUMG
4/30/25(d)	44.76	–(f)	(1.53)	(1.53)	(0.03)	–	–	(0.03)	43.20	43.12
10/31/24	34.47	0.04	10.33	10.37	(0.08)	–	–	(0.08)	44.76	44.84
10/31/23	34.39	0.08	0.06	0.14	(0.06)	–	–	(0.06)	34.47	34.45
10/31/22	57.68	0.05	(17.07)	(17.02)	(0.01)	(6.26)	–	(6.27)	34.39	34.42
10/31/21	42.94	(0.03)	16.66	16.63	(0.02)	(1.87)	–	(1.89)	57.68	57.71
10/31/20	33.26	0.03	9.75	9.78	(0.10)	–	–	(0.10)	42.94	42.83
NUMV
4/30/25(d)	35.79	0.29	(1.93)	(1.64)	(0.63)	–	–	(0.63)	33.52	33.47
10/31/24	26.86	0.63	8.99	9.62	(0.69)	–	–	(0.69)	35.79	35.82
10/31/23	31.07	0.68	(3.17)	(2.49)	(0.64)	(1.08)	–	(1.72)	26.86	26.84
10/31/22	38.44	0.68	(5.61)	(4.93)	(0.48)	(1.96)	–	(2.44)	31.07	31.10
10/31/21	25.64	0.54	12.68	13.22	(0.42)	–	–	(0.42)	38.44	38.50
10/31/20	29.50	0.57	(3.71)	(3.14)	(0.72)	–	–	(0.72)	25.64	25.67
NUSC
4/30/25(d)	42.20	0.18	(4.48)	(4.30)	(0.48)	–	–	(0.48)	37.42	37.38
10/31/24	32.41	0.40	9.82	10.22	(0.43)	–	–	(0.43)	42.20	42.22
10/31/23	35.54	0.43	(3.16)	(2.73)	(0.40)	–	–	(0.40)	32.41	32.40
10/31/22	45.25	0.37	(7.12)	(6.75)	(0.32)	(2.64)	–	(2.96)	35.54	35.58
10/31/21	30.68	0.36	14.41	14.77	(0.20)	–	–	(0.20)	45.25	45.27
10/31/20	29.65	0.28	1.03	1.31	(0.28)	–	–	(0.28)	30.68	30.74

(a)	Based on average shares outstanding.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.

(c)	Does not include in-kind transactions.
(d)	Unaudited
(e)	Annualized.
(f)	Value rounded to zero.

61

		Ratios and Supplemental Data
Total Return			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Market Price(b)	Net Assets, End of Period (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(1.69)%	(1.73)%	$1,598,280	0.25	%(e)	1.92	%(e)	30%
28.04	28.23	1,694,496	0.26		2.10		47
(2.73)	(2.98)	1,383,636	0.26		2.52		61
(9.09)	(9.03)	1,531,314	0.26		2.15		68
39.68	39.63	1,176,613	0.34		2.13		59
(7.87)	(7.78)	535,228	0.35		2.63		38

(3.43)	(3.78)	384,472	0.30	(e)	0.02	(e)	49
30.07	30.39	400,608	0.31		0.10		78
0.43	0.27	324,062	0.31		0.21		100
(32.50)	(32.48)	312,943	0.31		0.13		84
39.51	39.92	400,877	0.39		(0.06)		83
29.43	28.90	193,216	0.40		0.08		94

(4.64)	(4.87)	352,001	0.30	(e)	1.68	(e)	35
36.20	36.41	365,081	0.31		1.90		51
(8.58)	(8.76)	296,817	0.31		2.30		77
(13.71)	(13.76)	310,664	0.31		2.02		77
51.97	52.06	276,751	0.39		1.57		67
(10.98)	(11.11)	119,241	0.40		2.25		72

(10.32)	(10.45)	1,058,918	0.30	(e)	0.88	(e)	26
31.69	31.77	1,209,134	0.31		1.01		45
(7.77)	(7.89)	889,601	0.31		1.19		62
(15.68)	(15.63)	909,828	0.31		0.99		71
48.28	48.03	1,106,366	0.39		0.85		60
4.40	4.44	369,634	0.40		0.98		54

See Notes to Financial Statements

62

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized /Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Market Price, End of Period
NDVG
4/30/25(d)	$32.40	$0.19	$(0.78)	$(0.59)	$(0.19)	$–	$–	$(0.19)	$31.62	$31.65
10/31/24	24.89	0.35	7.53	7.88	(0.37)	–	–	(0.37)	32.40	32.45
10/31/23	24.26	0.37	0.62	0.99	(0.36)	–	–	(0.36)	24.89	24.90
10/31/22	26.13	0.34	(1.87)	(1.53)	(0.33)	(0.01)	–	(0.34)	24.26	24.27
10/31/21(f)	25.00	0.09	1.10	1.19	(0.06)	–	–	(0.06)	26.13	26.14
NUGO
4/30/25(d)	32.52	(0.02)	(1.59)	(1.61)	–	–	–	–	30.91	31.04
10/31/24	22.10	(0.01)	10.48	10.47	(0.05)	–	–	(0.05)	32.52	32.51
10/31/23	17.97	0.05	4.13	4.18	(0.05)	–	–	(0.05)	22.10	22.08
10/31/22	26.04	0.02	(8.09)	(8.07)	–	–	–	–	17.97	17.93
10/31/21(g)	25.00	0.01	1.03	1.04	–	–	–	–	26.04	26.05
NSCS
4/30/25(d)	27.63	0.06	(2.73)	(2.67)	(0.08)	–	–	(0.08)	24.88	24.90
10/31/24	20.74	0.07	6.85	6.92	(0.03)	–	–	(0.03)	27.63	27.68
10/31/23	21.57	0.04	(0.79)	(0.75)	(0.07)	–	(0.01)	(0.08)	20.74	20.74
10/31/22	26.21	0.06	(4.67)	(4.61)	(0.03)	–	–	(0.03)	21.57	21.57
10/31/21(f)	25.00	0.01	1.20	1.21	–	–	–	–	26.21	26.22
NWLG
4/30/25(d)	31.87	(0.02)	(1.04)	(1.06)	–(h)	–	–	–	30.81	30.82
10/31/24	21.78	(0.04)	10.13	10.09	–(h)	–	–	–	31.87	31.84
10/31/23	18.00	–	3.78	3.78	–	–	–	–	21.78	21.78
10/31/22	26.39	(0.02)	(8.37)	(8.39)	–	–	–	–	18.00	18.00
10/31/21(f)	25.00	(0.02)	1.41	1.39	–	–	–	–	26.39	26.37

(a)	Based on average shares outstanding.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.

(c)	Does not include in-kind transactions.
(d)	Unaudited
(e)	Annualized.
(f)	For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(g)	For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(h)	Value rounded to zero.

63

		Ratios and Supplemental Data
Total Return			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Market Price(b)	Net Assets, End of Period (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(1.84)%	(1.88)%	$11,699	0.64	%(e)	1.15	%(e)	5%
31.80	31.95	11,342	0.65		1.19		10
4.08	4.08	8,214	0.65		1.45		18
(5.89)	(5.91)	7,763	0.64		1.34		12
4.76	4.82	6,009	0.64	(e)	1.52	(e)	7

(4.94)	(4.52)	2,551,180	0.55	(e)	(0.13	) (e)	19
47.47	47.51	2,750,827	0.56		(0.03)		22
23.30	23.46	2,476,996	0.56		0.24		31
(31.01)	(31.16)	2,332,827	0.55		0.09		39
4.18	4.18	1,687,423	0.55	(e)	0.39	(e)	2

(9.71)	(9.78)	7,214	0.85	(e)	0.42	(e)	28
33.38	33.63	7,460	0.86		0.28		49
(3.49)	(3.51)	5,393	0.86		0.19		44
(17.61)	(17.62)	5,608	0.85		0.27		64
4.84	4.87	6,290	0.85	(e)	0.23	(e)	11

(3.33)	(3.20)	8,934	0.64	(e)	(0.14	) (e)	60
46.37	46.19	9,242	0.65		(0.14)		57
20.95	21.00	5,445	0.65		0.01		71
(31.77)	(31.74)	4,501	0.64		(0.08)		58
5.56	5.50	6,069	0.64	(e)	(0.24	) (e)	15

See Notes to Financial Statements.

64

Notes to Financial Statements

(Unaudited)

1.  General Information

Trust and Fund Information: Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large- Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV), Nuveen ESG Small-Cap ETF (NUSC), Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO), Nuveen Small Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC are listed and traded on the Cboe BZX Exchange, Inc., while shares of NDVG, NUGO, NSCS and NWLG are listed and traded on the NYSE Arca. The Cboe BZX Exchange, Inc. and NYSE Arca are each an “Exchange”.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management (“NAM”) and Teachers Advisors, LLC (“TAL”), each an affiliate of the Adviser, and Winslow Capital Management, LLC (“Winslow Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. TAL is responsible for managing the investment portfolio of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC. Winslow Capital is responsible for managing the investment portfolio of NWLG.

NSCS Fund Liquidation: On April 29, 2025, the Board of Trustees approved the liquidation of NSCS, on or about July 1, 2025

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the following Fund’s investments in non-U.S. securities were as follows:

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Notes to Financial Statements (continued)

NUEM	Value	% of Net Assets
Country:
China	$89,254,823	29.7%
India	57,756,788	19.2
Taiwan	55,816,622	18.6
South Korea	25,876,007	8.6
Saudi Arabia	13,273,112	4.4
Brazil	11,705,471	3.9
South Africa	10,051,144	3.3
Mexico	6,103,937	2.0
Malaysia	4,892,966	1.6
United Arab Emirates	3,763,435	1.3
Other	22,906,385	7.6

Total non-U.S. Securities	$301,400,690	100.2%
NUDM	Value	% of Net Assets
Country:
Japan	$117,891,197	22.4%
United Kingdom	76,859,744	14.6
France	53,744,303	10.2
Germany	45,879,834	8.7
Switzerland	36,183,151	6.9
Australia	32,241,098	6.1
Spain	19,700,724	3.7
Netherlands	19,438,744	3.7
Italy	18,531,594	3.5
Sweden	15,987,594	3.0
Other	58,407,474	11.1

Total non-U.S. Securities	$494,865,457	93.9%

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

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New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NUDV	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$26,861,605	$–	$–	$26,861,605

Total	$26,861,605	$–	$–	$26,861,605

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Notes to Financial Statements (continued)

NUEM	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$298,796,024	$2,604,661	$5		$301,400,690
Investments Purchased with Collateral from Securities Lending	3,438,472	–	–		3,438,472

Total	$302,234,496	$2,604,661	$5		$304,839,162

NUDM	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$522,923,103	$–	$–	*	$522,923,103

Total	$522,923,103	$–	$–		$522,923,103

NULC	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$41,778,667	$–	$–		$41,778,667

Total	$41,778,667	$–	$–		$41,778,667

NULG	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 1,362,302,045	$–	$–		$ 1,362,302,045
Investments in Derivatives:
Futures Contracts**	(447,506)	–	–		(447,506)

Total	$ 1,361,854,539	$–	$–		$ 1,361,854,539

NULV	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 1,593,426,035	$–	$–		$ 1,593,426,035
Investments Purchased with Collateral from Securities Lending	365,248	–	–		365,248

Total	$ 1,593,791,283	$–	$–		$ 1,593,791,283

NUMG	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$384,080,991	$–	$–		$384,080,991

Total	$384,080,991	$–	$–		$384,080,991

NUMV	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$351,367,596	$–	$–		$351,367,596
Investments Purchased with Collateral from Securities Lending	195,215	–	–		195,215

Total	$351,562,811	$–	$–		$351,562,811

NUSC	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stock Rights	$–	$–	$95,913		$95,913
Common Stocks	1,052,152,206	–	–		1,052,152,206
Investments Purchased with Collateral from Securities Lending	9,308,655	–	–		9,308,655

Total	$1,061,460,861	$–	$95,913		$1,061,556,774

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NDVG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,558,575	$–	$–	$11,558,575
Total	$11,558,575	$–	$–	$11,558,575

NUGO	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,474,549,620	$–	$–	$2,474,549,620
Total	$2,474,549,620	$–	$–	$2,474,549,620

NSCS	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,059,097	$–	$–	$7,059,097
Investments Purchased with Collateral from Securities Lending	31,841	–	–	31,841
Total	$7,090,938	$–	$–	$7,090,938

NWLG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$8,888,075	$–	$–	$8,888,075
Total	$8,888,075	$–	$–	$8,888,075

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

4.  Portfolio Securities

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*	Total Collateral Received
NUEM	$3,319,675	$3,438,472	$3,438,472
NULV	359,941	365,248	365,248
NUMV	191,595	195,215	195,215
NUSC	8,690,798	9,308,655	9,308,655
NSCS	31,048	31,841	31,841
*May include cash and investment of cash collateral.

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Notes to Financial Statements (continued)

Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	Purchases	Sales
Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
NUDV	$6,252,277	$6,715,128
NUEM	114,859,858	103,679,265
NUDM	148,604,873	156,703,188
NULC	11,446,364	11,930,624
NULG	390,261,626	463,689,466
NULV	505,702,700	516,622,603
NUMG	203,700,744	206,996,421
NUMV	127,345,603	126,907,259
NUSC	318,976,035	305,698,578
NDVG	566,141	580,070
NUGO	496,601,633	530,292,176
NSCS	2,346,748	2,194,827
NWLG	5,649,413	5,648,564

In-kind transactions during the current fiscal period were as follows:

Fund	In-Kind Purchases	In-Kind Sales
NUDV	$16,678,545	$—
NUEM	2,941,618	883,078
NUDM	45,001,119	6,121,774
NULC	10,622,753	2,221,891
NULG	34,381,517	72,808,418
NULV	410,968,240	452,690,815
NUMG	187,940,142	190,890,445
NUMV	112,213,002	102,270,713
NUSC	273,652,718	286,588,159
NDVG	6,815,947	6,259,825
NUGO	118,573,583	200,871,230
NSCS	592,774	—
NWLG	1,365,128	1,355,262

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

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5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: During the current fiscal period NULG used equity index futures to equitize cash in the portfolio.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking- to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
NULG	$19,470,142

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
NULG
Futures Contracts	Equity	-	$–	Unrealized depreciation on futures contracts*	$(447,506)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
NULG
Futures contracts	Equity	$(1,251,766)	$(447,506)

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Transactions in Fund shares during the current and prior period were as follows:

	NUDV				NUEM
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	600,000	$16,724,103	100,000	$2,985,679	900,000	$26,517,802	1,000,000	$28,573,072
Redemptions	–	–	(200,000)	(5,303,640)	(300,000)	(8,000,314)	–	–
Net increase (decrease)	600,000	$16,724,103	(100,000)	$(2,317,961)	600,000	$18,517,488	1,000,000	$28,573,072

	NUDM				NULC
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	1,500,000	$47,282,623	1,400,000	$44,047,979	250,000	$10,648,089	100,000	$4,170,767
Redemptions	(200,000)	(6,385,163)	(400,000)	(11,489,566)	(50,000)	(2,227,249)	–	–
Net increase (decrease)	1,300,000	$40,897,460	1,000,000	$32,558,413	200,000	$8,420,840	100,000	$4,170,767

	NULG				NULV
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	650,000	$52,533,233	11,300,000	$802,955,683	10,000,000	$417,797,266	17,750,000	$657,608,987
Redemptions	(1,300,000)	(111,623,354)	(10,850,000)	(768,715,035)	(10,850,000)	(457,152,688)	(18,550,000)	(690,761,184)
Net increase (decrease)	(650,000)	$(59,090,121)	450,000	$34,240,648	(850,000)	$(39,355,422)	(800,000)	$(33,152,197)

	NUMG				NUMV
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	3,900,000	$188,195,303	5,450,000	$225,747,538	3,100,000	$112,483,245	4,350,000	$140,045,348
Redemptions	(3,950,000)	(194,300,878)	(5,900,000)	(246,257,929)	(2,800,000)	(103,935,369)	(5,200,000)	(168,349,723)
Net increase (decrease)	(50,000)	$(6,105,575)	(450,000)	$(20,510,391)	300,000	$8,547,876	(850,000)	$(28,304,375)

	NUSC				NDVG
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	6,250,000	$275,438,426	12,700,000	$495,291,080	210,000	$6,826,395	290,000	$8,141,413
Redemptions	(6,600,000)	(291,854,858)	(11,500,000)	(449,650,302)	(190,000)	(6,265,144)	(270,000)	(7,837,567)
Net increase (decrease)	(350,000)	$(16,416,432)	1,200,000	$45,640,778	20,000	$561,251	20,000	$303,846

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	NUGO				NSCS
	Six Months Ended 4/30/25		Year Ended 10/31/24		Six Months Ended 4/30/25		Year Ended 10/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions	3,830,000	$120,517,015	2,320,000	$71,062,856	20,000	$593,743	20,000	$534,060
Redemptions	(5,880,000)	(201,995,952)	(29,840,000)	(889,242,154)	–	–	(10,000)	(256,889)
Net increase (decrease)	(2,050,000)	$(81,478,937)	(27,520,000)	$(818,179,298)	20,000	$593,743	10,000	$277,171

					NWLG
					Six Months Ended 4/30/25		Year Ended 10/31/24
					Shares	Amount	Shares	Amount
Subscriptions					40,000	$1,386,684	50,000	$1,522,085
Redemptions					(40,000)	(1,376,477)	(10,000)	(297,956)
Net increase (decrease)					–	$10,207	40,000	$1,224,129

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NUDV	$27,108,106	$1,046,013	$(1,292,514)	$(246,501)

NUEM	273,058,794	49,995,336	(18,214,968)	31,780,368

NUDM	444,976,128	101,961,271	(24,014,296)	77,946,975

NULC	36,120,455	7,450,935	(1,792,723)	5,658,212

NULG	1,207,462,397	228,984,482	(74,592,340)	154,392,142

NULV	1,585,553,182	125,065,462	(116,827,361)	8,238,101

NUMG	408,919,771	16,173,156	(41,011,936)	(24,838,780)

NUMV	360,052,090	17,100,552	(25,589,831)	(8,489,279)

NUSC	1,183,622,409	72,262,574	(194,328,209)	(122,065,635)

NDVG	11,722,485	648,371	(812,281)	(163,910)

NUGO	1,773,289,907	761,413,972	(60,154,259)	701,259,713

NSCS	6,569,946	1,176,358	(655,366)	520,992

NWLG	7,286,680	1,895,964	(294,569)	1,601,395

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

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Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

NUDV	$526,699	$–	$661,887	$–	$–	$–	$1,188,586

NUEM	4,820,362	–	40,082,657	(35,416,103)	–	–	9,486,916

NUDM	13,357,337	–	50,805,925	(12,044,678)	–	–	52,118,584

NULC	595,731	–	8,110,387	–	–	–	8,706,118

NULG	1,725,326	–	246,807,037	(103,203,267)	–	–	145,329,096

NULV	27,577,082	–	149,705,507	(194,641,955)	–	–	(17,359,366)

NUMG	165,990	–	37,027,509	(98,939,417)	–	–	(61,745,918)

NUMV	4,681,758	–	40,332,929	(59,787,676)	–	–	(14,772,989)

NUSC	10,317,401	–	73,280,860	(212,733,823)	–	–	(129,135,562)

NDVG	6,993	–	1,373,771	(330,360)	–	–	1,050,404

NUGO	–	–	930,083,619	(706,118,088)	(2,754,930)	–	221,210,601

NSCS	11,795	–	1,223,815	(716,371)	–	–	519,239

NWLG	–	–	2,502,229	(832,339)	(11,305)	–	1,658,585

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NUDV	$–	$–	$–

NUEM[1]	20,419,229	14,996,874	35,416,103

NUDM	8,887,623	3,157,055	12,044,678

NULC	–	–	–

NULG	57,608,196	45,595,071	103,203,267

NULV	103,890,778	90,751,177	194,641,955

NUMG	65,050,770	33,888,647	98,939,417

NUMV	33,682,969	26,104,707	59,787,676

NUSC	85,360,028	127,373,795	212,733,823

NDVG	75,108	255,252	330,360

NUGO	552,540,672	153,577,416	706,118,088

NSCS	657,025	59,346	716,371

NWLG	711,675	120,664	832,339

[1]	A portion of NUEM’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

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8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee

NUDV	0.25%

NUEM	0.35

NUDM	0.30

NULC	0.20

NULG	0.25

NULV	0.25

NUMG	0.30

NUMV	0.30

NUSC	0.30

NDVG	0.64

NUGO	0.55

NSCS	0.85

NWLG	0.64

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Amount
NWLG	$441

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.

As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:

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Notes to Financial Statements (continued)

Underlying Fund	TIAA	Nuveen Equity Funds	Nuveen Lifecycle Funds	Nuveen Lifestyle Funds	Nuveen Managed Allocation Fund	Total

NUDV	–%	–%	–%	–%	–%	–%

NUEM	–	–	–	–	–	–

NUDM	–	–	–	–	–	–

NULC	–	21	–	–	–	21

NULG	–	–	–	–	–	–

NULV	–	–	–	–	–	–

NUMG	–	–	–	–	–	–

NUMV	–	–	–	–	–	–

NUSC	–	–	–	–	–	–

NDVG	59	–	–	–	–	59

NUGO	–	–	93	4	2	99

NSCS	76	–	–	–	–	76
NWLG	76	–	–	–	–	76

9.  Emerging Markets Risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

10.  Subsequent Events

NSCS Fund Liquidation: As previously noted in these Notes to Financial Statements, NSCS is scheduled to liquidate on or about July 1, 2025.

NUDM Management Fee: Effective May 1, 2025, the annual management fee for NUDM has been reduced from 0.30% to 0.27%.

76

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen ESG Dividend ETF

Nuveen ESG Emerging Markets Equity ETF

Nuveen ESG International Developed Markets Equity ETF

Nuveen ESG Large-Cap ETF

Nuveen ESG Large-Cap Growth ETF

Nuveen ESG Large-Cap Value ETF

Nuveen ESG Mid-Cap Growth ETF

Nuveen ESG Mid-Cap Value ETF

Nuveen ESG Small-Cap ETF

Nuveen Dividend Growth ETF

Nuveen Growth Opportunities ETF

Nuveen Small Cap Select ETF

Nuveen Winslow Large-Cap Growth ESG ETF

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), pursuant to which NFAL serves as investment adviser to such funds. Similarly, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of Nuveen ESG Dividend ETF (the “ESG Dividend Fund”), Nuveen ESG Emerging Markets Equity ETF (the “ESG Emerging Markets Equity Fund”), Nuveen ESG International Developed Markets Equity ETF (the “ESG International Developed Markets Equity Fund”), Nuveen ESG Large-Cap ETF (the “ESG Large-Cap Fund”), Nuveen ESG Large-Cap Growth ETF (the “ESG Large-Cap Growth Fund”), Nuveen ESG Large-Cap Value ETF (the “ESG Large-Cap Value Fund”), Nuveen ESG Mid-Cap Growth ETF (the “ESG Mid-Cap Growth Fund”), Nuveen ESG Mid-Cap Value ETF (the “ESG Mid-Cap Value Fund”) and Nuveen ESG Small-Cap ETF (the “ESG Small-Cap Fund”), Teachers Advisors, LLC (“TAL”), pursuant to which TAL serves as the sub-adviser to such Fund; (b) in the case of Nuveen Dividend Growth ETF (the “Dividend Growth Fund”), Nuveen Growth Opportunities ETF (the “Growth Opportunities Fund”) and Nuveen Small Cap Select ETF (the “Small Cap Select Fund”), Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the sub-adviser to such Fund; and (c) in the case of Nuveen Winslow Large-Cap Growth ESG ETF (the “Winslow Large-Cap Growth ESG Fund”), Winslow Capital Management, LLC (“Winslow,” and Winslow, TAL and NAM are each a “Sub-Adviser”), pursuant to which Winslow serves as the sub-adviser to such Fund. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. Winslow and NAM are also affiliates of TAL and NFAL. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and Sub-Advisers are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by TAL as investment adviser (collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Advisers in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain

2

competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Advisers to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the respective Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As each Fund is an exchange-traded fund (each an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Advisers), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub- advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, net performance (based on net asset value) of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs (as defined below). Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs (as defined below). In its review of relative performance for Funds with a Performance Peer Group described below, the Board considered such Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

With respect to the Funds, the Board considered that certain of the Funds (the “Index ETFs”) are designed to track the performance of a specified index (the “Underlying Index”) and others are actively managed. In this regard, the Board considered that the ESG Dividend Fund, ESG Emerging Markets Equity Fund, ESG International Developed Markets Equity Fund, ESG Large-Cap Fund, ESG Large-Cap Growth Fund, ESG Large-Cap Value Fund, ESG Mid-Cap Growth Fund, ESG Mid-Cap Value Fund and ESG Small-Cap Fund were Index ETFs, and the other Funds, including the Dividend Growth Fund, Growth Opportunities Fund, Small Cap Select Fund and Winslow Large-Cap Growth ESG Fund, were actively managed (“Active ETFs”).

With respect to the relative benchmark performance for Index ETFs, the Board also considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index, the performance of the Underlying Index compared to the base index from which it is derived over the one-, three- and five-year periods ended December 31, 2024 (or such shorter periods for Funds that did not exist during those time frames), and each Index ETF’s tracking error over various periods. However, given the Index ETFs’ investment objective of seeking investment results that correspond generally to the performance of their respective Underlying Index, the Board considered that the extent to which an Index ETF tracked its benchmark was of greater relevance in assessing the performance of these Funds and therefore placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

Index ETFs

•

For each Index ETF (i.e., ESG Dividend Fund, ESG Emerging Markets Equity Fund, ESG International Developed Markets Equity Fund, ESG Large-Cap Fund, ESG Large-Cap Growth Fund, ESG Large-Cap Value Fund, ESG Mid-Cap Growth Fund, ESG Mid-Cap Value Fund and ESG Small-Cap Fund), the Board considered, among other things, the performance of each Index Fund for the one-, three- and five-year periods ended December 31, 2024 (or for such shorter periods for Funds that did not exist during the period) on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its respective Underlying Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given each Index ETF’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that each Index ETF had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Active ETFs

4

•

For Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Growth Opportunities Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such period. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Small Cap Select Fund, the Board considered that the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and third quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Winslow Large-Cap Growth ESG Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. In its review of such comparative fee and expense data, the Board considered, among other things, a fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In their evaluation of the fee arrangements for the Funds, the Board considered that the Funds pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Given the Adviser pays the respective Fund’s expenses (subject to certain exceptions) under the unified management fee arrangement, the Board considered the expense ratios to be the more relevant comparative data point. The Board further considered the expenses of each Fund paid by the Adviser for the 2024 calendar year.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below:

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For the ESG Dividend Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For the ESG Emerging Markets Equity Fund, although the Fund’s contractual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also were each below the Expense Universe median.

•

For the ESG International Developed Markets Equity Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, each ranked in the third quartile of its Expense Universe. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the medians of the Expense Group and Expense Universe, respectively. In its review, the Board considered management’s proposed reduction in the contractual management fee.

•

For the ESG Large-Cap Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and actual management fee rate each ranked in the third quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. In addition, although the Fund’s actual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

•

For the ESG Large-Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median. Further, although the Fund’s actual management fee rate and net expense ratio were each above the median of the Expense Universe, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

•

For the ESG Large-Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median. Further, although the Fund’s actual management fee rate and net expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

•

For the ESG Mid-Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Group median. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For the ESG Mid-Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For the ESG Small-Cap Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group. In addition, although the Fund’s actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Universe. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median and Expense Universe median, respectively. In its review, the Board considered, among other things, the differences in the investment strategy of the Fund compared to certain peers which contributed to the rationale for a higher relative net expense ratio.

•

For the Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. Similarly, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

6

•

For the Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For the Small Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Group median and Expense Universe median, respectively. In its review, the Board considered, among other things, that the Fund’s net expense ratio generally remained flat from the prior year, and the Fund’s fee was consistent with a Nuveen open-end fund (Class R6) applying essentially the same investment strategy.

•

For the Winslow Large-Cap Growth ESG Fund, although the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. In addition, the Fund’s contractual management fee, actual management fee rate and net total expense ratio were each above the Expense Group median and Expense Universe median, respectively. In its review, the Board considered, among other things, that the Fund’s net expense ratio had remained consistent with the prior year.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Advisers and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors.

The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated Sub-Advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated Sub-Advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the Funds pay a unified fee and as a result, any reduction in fixed costs associated with the management of these Funds would benefit the Adviser. However, the Board Members considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Funds. The Board Members further considered that the unified fees generally provide inherent economies of scale because the applicable fund would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that the management fees for the Adviser of other Nuveen funds generally consist of a fund-level component and complex-level component, each with its own breakpoint schedule, however, the Funds do not participate in the complex-level fee program.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered the reimbursements of such costs by the Adviser and/or applicable Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable in light of the services provided.

8

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

9

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: July 7, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)